Schedule of investments
Optimum Fixed Income Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Security — 0.02%
SLM Student Loan Trust Series 2008-9 A 5.858% (LIBOR03M + 1.50%) 4/25/23 •	514,030	$ 509,048
Total Agency Asset-Backed Security (cost $514,063)		509,048

Agency Collateralized Mortgage Obligations — 2.61%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	3,182	3,207
Series 2004-T1 1A2 6.50% 1/25/44	3,100	3,185
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	22,410	22,987
Series 2004-W15 1A1 6.00% 8/25/44	15,547	15,674
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	26,369	26,714
Series 2001-14 Z 6.00% 5/25/31	1,607	1,612
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,272,988	937,629
Series 2008-24 ZA 5.00% 4/25/38	4,188,113	4,188,852
Series 2009-2 AS 1.311% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 Σ, •	241,475	15,114
Series 2009-68 SA 2.361% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 Σ, •	91,468	10,105
Series 2011-118 DC 4.00% 11/25/41	261,187	245,071
Series 2017-40 GZ 3.50% 5/25/47	403,495	360,375
Series 2017-95 FA 3.546% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 •	231,241	223,097
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	24,023	24,403
Series 3143 BC 5.50% 2/15/36	690,765	702,199
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3289 SA 2.432% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 Σ, •	291,492	$ 27,026
Series 4676 KZ 2.50% 7/15/45	385,928	335,407
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 6.339% (LIBOR01M + 1.95%) 10/25/49 #, •	101,326	101,326
Series 2019-HQA4 M2 144A 6.439% (LIBOR01M + 2.05%) 11/25/49 #, •	50,671	50,544
Series 2020-DNA2 M2 144A 6.239% (LIBOR01M + 1.85%) 2/25/50 #, •	214,623	214,150
Series 2020-DNA6 M2 144A 5.928% (SOFR + 2.00%) 12/25/50 #, •	3,135,405	3,113,682
Series 2021-DNA1 M2 144A 5.728% (SOFR + 1.80%) 1/25/51 #, •	5,840,573	5,701,809
Series 2021-DNA3 M2 144A 6.028% (SOFR + 2.10%) 10/25/33 #, •	2,500,000	2,451,185
Series 2021-DNA5 M2 144A 5.578% (SOFR + 1.65%) 1/25/34 #, •	2,838,828	2,799,825
Series 2021-HQA1 M2 144A 6.178% (SOFR + 2.25%) 8/25/33 #, •	7,000,000	6,592,826
Series 2021-HQA2 M2 144A 5.978% (SOFR + 2.05%) 12/25/33 #, •	5,000,000	4,546,874
Series 2022-DNA1 M2 144A 6.428% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,709,711
NQ-OPTFI [12/22] 2/23 (2747704)    1

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2022-DNA2 M2 144A 6.031% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	$ 940,444
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	9,693	10,099
Series T-58 2A 6.50% 9/25/43 ♦	3,510	3,541
GNMA
Series 2008-65 SB 1.647% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 Σ, •	242,234	10,746
Series 2009-2 SE 1.467% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 Σ, •	804,270	48,642
Series 2011-H21 FT 4.892% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	3,264,267	3,260,475
Series 2011-H23 FA 4.542% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 •	2,143,978	2,134,507
Series 2012-H08 FB 4.442% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 •	251,350	249,957
Series 2012-H18 NA 4.362% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 •	159,246	158,141
Series 2012-H29 SA 4.357% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 •	2,783,676	2,759,657
Series 2013-113 LY 3.00% 5/20/43	173,000	156,026
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-H10 FA 3.381% (LIBOR01M + 0.60%, Cap 7.50%) 4/20/65 •	8,129,572	$ 7,991,018
Series 2015-H11 FC 3.774% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 •	940,376	925,391
Series 2015-H12 FB 3.965% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 •	3,997,488	3,940,068
Series 2015-H20 FB 4.407% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 •	1,099,258	1,081,732
Series 2015-H30 FD 4.442% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 •	57,347	56,983
Series 2016-H06 FD 4.417% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 •	1,078,526	1,068,423
Series 2017-163 ZK 3.50% 11/20/47	2,751,333	2,557,082
Total Agency Collateralized Mortgage Obligations (cost $65,251,797)		62,777,521

Agency Commercial Mortgage-Backed Securities — 0.06%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	1,009,255
FREMF Mortgage Trust Series 2017-K71 B 144A 3.752% 11/25/50 #, •	470,000	425,368
Total Agency Commercial Mortgage-Backed Securities (cost $1,518,515)		1,434,623

2    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 27.09%
Fannie Mae 5.50% 3/1/37	4,695	$ 4,693
Fannie Mae S.F. 15 yr
2.00% 3/1/36	3,184,143	2,840,108
2.50% 7/1/36	5,911,374	5,425,727
Fannie Mae S.F. 20 yr
2.00% 3/1/41	2,928,263	2,493,780
2.00% 5/1/41	2,681,473	2,283,627
3.00% 9/1/37	1,331,222	1,248,263
Fannie Mae S.F. 30 yr
2.00% 12/1/50	7,830,553	6,411,728
2.00% 1/1/51	987,297	813,067
2.00% 2/1/51	3,731,482	3,066,081
2.00% 4/1/51	4,882,042	3,986,224
2.00% 8/1/51	1,377,153	1,129,507
2.00% 1/1/52	3,864,041	3,174,043
2.50% 10/1/50	1,395,498	1,188,561
2.50% 1/1/51	2,859,140	2,438,215
2.50% 7/1/51	1,263,497	1,079,049
2.50% 8/1/51	7,178,952	6,131,145
2.50% 2/1/52	5,789,134	4,929,225
2.50% 4/1/52	65,095	55,204
3.00% 10/1/42	1,231,147	1,120,216
3.00% 4/1/43	413,650	376,620
3.00% 1/1/47	1,650,640	1,502,039
3.00% 11/1/48	648,605	580,147
3.00% 12/1/49	3,588,239	3,189,845
3.00% 3/1/50	1,616,703	1,432,645
3.00% 7/1/50	782,932	690,192
3.00% 5/1/51	536,967	476,329
3.00% 7/1/51	4,531,467	4,008,511
3.00% 8/1/51	1,661,848	1,464,028
3.00% 12/1/51	505,491	446,556
3.50% 2/1/47	2,257,958	2,112,435
3.50% 7/1/47	1,802,845	1,687,259
3.50% 1/1/48	861,853	799,430
3.50% 2/1/48	1,587,057	1,470,651
3.50% 11/1/48	977,926	906,196
3.50% 1/1/50	1,273,607	1,168,153
3.50% 3/1/50	598,288	558,824
3.50% 8/1/50	6,620,617	6,129,145
3.50% 1/1/52	970,800	883,532
3.50% 3/1/52	3,438,156	3,158,822
3.50% 4/1/52	2,389,000	2,193,320
3.50% 5/1/52	3,253,005	2,980,679
3.50% 6/1/52	2,617,868	2,379,096
4.00% 10/1/40	8,910	8,556
4.00% 11/1/40	36,170	34,558
4.00% 3/1/46	54,360	52,068
4.00% 3/1/47	3,038,524	2,910,523
4.00% 4/1/47	458,762	439,597
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 6/1/48	2,214,733	$ 2,114,522
4.00% 9/1/48	2,744,844	2,617,176
4.00% 10/1/48	2,384,287	2,286,511
4.00% 1/1/49	42,888	40,893
4.00% 3/1/49	121,526	115,875
4.00% 6/1/49	553,205	529,887
4.50% 5/1/35	27,454	27,005
4.50% 8/1/35	45,575	44,835
4.50% 9/1/35	52,888	52,153
4.50% 5/1/39	172,476	170,814
4.50% 6/1/40	131,308	129,968
4.50% 7/1/40	164,544	158,266
4.50% 4/1/41	12,859	12,655
4.50% 1/1/42	1,811,683	1,785,795
4.50% 5/1/46	118,425	117,399
4.50% 4/1/48	670,785	667,779
4.50% 7/1/48	132,615	130,049
4.50% 8/1/48	94,454	92,224
4.50% 9/1/48	226,380	221,041
4.50% 12/1/48	182,063	178,261
4.50% 1/1/49	5,281,714	5,202,420
4.50% 1/1/50	1,957,679	1,930,216
4.50% 9/1/52	9,097,876	8,757,442
5.00% 3/1/34	848	866
5.00% 4/1/34	4,184	4,273
5.00% 8/1/34	7,809	7,975
5.00% 4/1/35	1,679	1,693
5.00% 12/1/37	696	702
5.00% 3/1/38	42,517	43,082
5.00% 6/1/38	869	866
5.00% 5/1/40	65,539	66,367
5.00% 7/1/47	339,065	344,204
5.00% 7/1/52	3,635,866	3,588,255
5.00% 10/1/52	10,480,949	10,397,137
5.50% 12/1/33	7,685	7,728
5.50% 2/1/35	131,594	136,560
5.50% 5/1/44	4,492,775	4,649,429
5.50% 10/1/52	8,988,592	9,018,569
5.50% 11/1/52	4,773,749	4,829,003
5.50% 12/1/52	5,104,752	5,118,454
6.00% 9/1/36	6,294	6,389
6.00% 8/1/38	12,743	12,935
6.00% 12/1/38	2,747	2,866
6.00% 6/1/41	932,337	964,217
6.00% 7/1/41	3,167,822	3,307,522
6.00% 1/1/42	794,356	829,294
6.00% 12/1/52	9,794,562	9,942,106
6.50% 11/1/33	1,563	1,603
6.50% 2/1/36	25,844	27,069
6.50% 3/1/36	46,545	47,771

NQ-OPTFI [12/22] 2/23 (2747704)    3

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.50% 6/1/36	34,120	$ 35,414
6.50% 2/1/38	9,800	10,138
6.50% 11/1/38	1,997	2,090
Fannie Mae S.F. 30 yr TBA
2.00% 2/15/53	50,200,000	40,878,846
2.50% 1/1/53	41,200,000	34,876,389
3.00% 1/1/53	11,000,000	9,651,062
3.00% 2/15/53	162,000,000	142,235,077
3.50% 2/15/53	72,100,000	65,519,606
4.00% 2/15/53	56,500,000	52,982,201
4.50% 1/1/53	15,000,000	14,433,845
4.50% 2/1/53	3,100,000	2,982,873
5.00% 2/1/53	4,400,000	4,333,599
5.50% 1/1/53	3,880,000	3,889,570
Freddie Mac ARM
2.00% (LIBOR12M + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	12,250	11,938
3.555% (LIBOR12M + 2.18%, Cap 10.517%, Floor 2.18%) 5/1/37 •	39,013	38,917
Freddie Mac S.F. 15 yr
2.00% 12/1/35	2,380,917	2,129,650
3.00% 3/1/35	7,113,460	6,663,248
Freddie Mac S.F. 20 yr
2.00% 3/1/41	3,336,997	2,841,868
2.50% 6/1/41	5,993,789	5,271,312
3.00% 4/1/42	1,758,989	1,571,278
5.00% 11/1/42	3,332,200	3,314,665
5.50% 10/1/23	1,090	1,094
5.50% 8/1/24	1,117	1,121
Freddie Mac S.F. 30 yr
2.00% 9/1/51	4,845,798	3,959,155
2.00% 3/1/52	1,945,402	1,584,028
2.50% 10/1/50	2,480,741	2,133,097
2.50% 11/1/50	2,295,955	1,947,292
2.50% 2/1/51	4,260,249	3,658,693
2.50% 10/1/51	6,597,644	5,624,278
3.00% 11/1/46	2,292,170	2,053,863
3.00% 11/1/49	2,248,558	1,987,278
3.00% 1/1/50	602,498	536,516
3.00% 12/1/50	172,970	154,036
3.00% 5/1/51	5,605,302	5,036,092
3.00% 8/1/51	1,487,369	1,314,998
3.00% 2/1/52	569,128	499,681
3.50% 8/1/48	18,385	17,018
3.50% 9/1/48	1,591,855	1,475,179
3.50% 11/1/48	4,476,614	4,166,042
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.50% 4/1/52	2,052,978	$ 1,874,498
4.00% 12/1/45	433,015	415,488
4.00% 7/1/47	140,419	134,280
4.00% 10/1/47	1,353,237	1,281,928
4.00% 9/1/52	1,992,967	1,870,092
4.50% 8/1/48	796,642	782,340
4.50% 1/1/49	2,812,111	2,752,225
4.50% 3/1/49	168,413	164,973
4.50% 4/1/49	701,150	688,130
4.50% 8/1/49	1,513,034	1,492,739
5.00% 7/1/52	6,079,803	6,017,705
5.50% 9/1/41	1,281,326	1,330,076
5.50% 9/1/52	5,285,482	5,344,158
5.50% 11/1/52	6,030,602	6,056,025
6.50% 11/1/33	13,734	14,182
6.50% 1/1/35	40,710	43,041
7.00% 1/1/38	5,026	4,983
GNMA I S.F. 30 yr
3.00% 8/15/45	4,705,519	4,221,448
3.00% 3/15/50	369,200	327,876

GNMA I S.F. 30 yr TBA 4.00% 1/20/53	6,000,000	5,676,584
GNMA II S.F. 30 yr
3.00% 8/20/50	691,564	628,333
5.00% 9/20/52	1,691,573	1,676,583
5.50% 5/20/37	54,607	56,820
5.50% 6/20/49	3,523,658	3,592,282
6.00% 4/20/34	1,690	1,685
Total Agency Mortgage-Backed Securities (cost $681,601,559)		650,869,861

Agency Obligation — 0.21%
Federal Home Loan Banks 4.31% (SOFR + 0.01%) 1/4/23 •	5,000,000	5,000,009
Total Agency Obligation (cost $5,000,000)		5,000,009

Collateralized Debt Obligations — 6.62%
522 Funding CLO Series 2018-3A AR 144A 3.75% (LIBOR03M + 1.04%, Floor 1.04%) 10/20/31 #, •	1,200,000	1,173,737

4    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Adagio V CLO DAC Series V-A ARR 144A 2.098% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	1,100,000	$ 1,146,107
AMMC CLO 16 Series 2015-16A AR2 144A 4.991% (LIBOR03M + 0.98%, Floor 0.98%) 4/14/29 #, •		599,070	594,409
Anchorage Capital CLO 9 Series 2016-9A AR2 144A 5.219% (LIBOR03M + 1.14%, Floor 1.14%) 7/15/32 #, •		1,800,000	1,759,684
Anchorage Capital CLO 11 Series 2019-11A AR 144A 5.465% (LIBOR03M + 1.14%, Floor 1.14%) 7/22/32 #, •		1,200,000	1,172,944
Apex Credit CLO Series 2018-1A A2 144A 5.388% (LIBOR03M + 1.03%) 4/25/31 #, •		2,400,000	2,335,253
Apidos CLO XXIV Series 2016-24A A1AL 144A 5.193% (LIBOR03M + 0.95%, Floor 0.95%) 10/20/30 #, •		1,350,000	1,327,841
Aqueduct European CLO DAC Series 2017-1A AR 144A 2.096% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, •	EUR	1,704,993	1,782,712
Ares European CLO Series 7A A1RR 144A 2.038% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	1,295,954	1,353,048
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Ares European CLO X DAC Series 10A AR 144A 2.158% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	2,700,000	$ 2,796,185
Ares European CLO XII DAC Series 12A AR 144A 2.306% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	300,000	311,788
Ares European CLO XIV DAC Series 14A A 144A 2.582% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,750,000	3,925,534
Ares XL CLO Series 2016-40A A1RR 144A 4.949% (LIBOR03M + 0.87%, Floor 0.87%) 1/15/29 #, •		1,777,365	1,755,535
Ares XXXIX CLO Series 2016-39A A1R2 144A 5.244% (LIBOR03M + 1.05%, Floor 1.05%) 4/18/31 #, •		1,500,000	1,473,787
Atrium XII Series 12A AR 144A 5.155% (LIBOR03M + 0.83%) 4/22/27 #, •		2,091,221	2,065,344
Aurium CLO IV DAC Series 4A AR 144A 2.108% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,998,758	3,136,395
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 2.196% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,300,000	1,355,710
Benefit Street Partners CLO XII Series 2017-12A A1R 144A 5.029% (LIBOR03M + 0.95%, Floor 0.95%) 10/15/30 #, •		500,000	491,894

NQ-OPTFI [12/22] 2/23 (2747704)    5

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Benefit Street Partners CLO XVII Series 2019-17A AR 144A 5.159% (LIBOR03M + 1.08%, Floor 1.08%) 7/15/32 #, •		700,000	$ 682,304
Black Diamond CLO DAC Series 2019-1A A1R 144A 2.778% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	300,000	312,834
Blackrock European CLO VII DAC Series 7A AR 144A 1.998% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	2,200,000	2,282,404
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 2.098% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,399,335	1,459,910
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 1.978% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	250,000	260,713
Series 2019-1A AR 144A 2.322% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	1,000,000	1,032,204

Cairn CLO IV DAC Series 2014-4A ARRR 144A 2.178% (EUR003M + 0.60%, Floor 0.60%) 4/30/31 #, •	EUR	1,578,843	1,646,395
Cairn CLO X DAC Series 2018-10A AR 144A 2.158% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,400,000	1,451,435
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 2.078% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,899,133	$ 1,977,611
Series 2019-2A A1R 144A 2.688% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	600,000	621,966

Carlyle Global Market Strategies CLO Series 2013-1A A1RR 144A 5.60% (LIBOR03M + 0.95%, Floor 0.95%) 8/14/30 #, •		2,471,729	2,438,935
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 2.548% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,500,000	1,561,270
CARLYLE US CLO Series 2017-1A A1R 144A 5.243% (LIBOR03M + 1.00%, Floor 1.00%) 4/20/31 #, •		1,500,000	1,477,429
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 2.676% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,200,000	1,242,334
Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 2.038% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	2,200,000	2,271,955
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 5.099% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/29 #, •		3,286,672	3,251,071

6    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 2.622% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	2,200,000	$ 2,287,355
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 2.122% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	4,000,000	4,161,666
FS Rialto Series 2022-FL4 A 144A 5.708% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •		3,500,000	3,414,204
Galaxy XXI CLO Series 2015-21A AR 144A 5.263% (LIBOR03M + 1.02%) 4/20/31 #, •		1,650,000	1,621,087
GoldenTree Loan Management EUR CLO DAC Series 3A AR 144A 2.356% (EUR003M + 0.90%, Floor 0.90%) 1/20/32 #, •	EUR	300,000	310,875
Goldentree Loan Management US CLO 2 Series 2017-2A AR 144A 5.153% (LIBOR03M + 0.91%, Floor 0.91%) 11/20/30 #, •		3,300,000	3,253,985
Harvest CLO XI DAC Series 11A ARR 144A 2.775% (EUR003M + 0.65%, Floor 0.65%) 6/26/30 #, •	EUR	1,640,561	1,709,269
Harvest CLO XVI DAC Series 16A ARR 144A 2.018% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	2,000,000	2,085,273
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	250,000	$ 239,912
HGI CRE CLO Series 2022-FL3 A 144A 5.508% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •		3,000,000	2,926,422
Invesco Euro CLO I DAC Series 1A A1R 144A 2.028% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	258,626
Jubilee CLO DAC
Series 2014-11A ARR 144A 1.988% (EUR003M + 0.61%, Floor 0.61%) 4/15/30 #, •	EUR	1,700,000	1,770,984
Series 2014-12A ARRR 144A 1.978% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, •	EUR	600,000	630,612
Series 2016-17A A1RR 144A 2.028% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	1,446,873
Series 2016-17A A2RR 144A 2.028% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	510,537

KKR CLO 18 Series 18 AR 144A 5.134% (LIBOR03M + 0.94%, Floor 0.94%) 7/18/30 #, •		471,566	465,612
Laurelin DAC Series 2016-1A ARR 144A 2.176% (EUR003M + 0.72%, Floor 0.72%) 10/20/31 #, •	EUR	2,100,000	2,185,481
LCM XIII Series 13A AR3 144A 5.097% (LIBOR03M + 0.87%, Floor 0.87%) 7/19/27 #, •		3,024,259	2,982,367

NQ-OPTFI [12/22] 2/23 (2747704)    7

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

LCM XV Series 15A AR2 144A 5.243% (LIBOR03M + 1.00%, Floor 1.00%) 7/20/30 #, •		3,178,439	$ 3,133,668
Man GLG Euro CLO III DAC Series 3A AR 144A 2.058% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	1,032,591	1,079,087
Man GLG Euro CLO V DAC Series 5A A1R 144A 2.736% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,900,000	1,982,606
Man GLG US CLO Series 2018-1A A1R 144A 5.383% (LIBOR03M + 1.14%) 4/22/30 #, •		3,000,000	2,933,259
Marathon CLO Series 2021-16A A1A 144A 5.279% (LIBOR03M + 1.20%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,213,354
Marathon CLO V Series 2013-5A A1R 144A 5.545% (LIBOR03M + 0.87%) 11/21/27 #, •		18,261	18,221
Mountain View CLO X Series 2015-10A AR 144A 4.761% (LIBOR03M + 0.82%, Floor 0.82%) 10/13/27 #, •		372,547	371,620
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 2.186% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	295,093	307,694
Oaktree CLO Series 2019-4A A1R 144A 5.363% (LIBOR03M + 1.12%, Floor 1.12%) 10/20/32 #, •		500,000	487,336
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

OCP Euro CLO DAC Series 2020-4A AR 144A 2.382% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,900,000	$ 1,957,693
OZLM IX Series 2014-9A A1A3 144A 5.343% (LIBOR03M + 1.10%, Floor 1.10%) 10/20/31 #, •		500,000	489,496
OZLM XVI Series 2017-16A A1R 144A 5.674% (LIBOR03M + 1.03%, Floor 1.03%) 5/16/30 #, •		2,516,100	2,479,016
OZLM XXIV Series 2019-24A A1AR 144A 5.403% (LIBOR03M + 1.16%, Floor 1.16%) 7/20/32 #, •		2,100,000	2,045,074
Palmer Square European Loan Funding DAC Series 2021-1A A 144A 2.158% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, •	EUR	1,792,371	1,868,079
Palmer Square Loan Funding
Series 2021-3A A1 144A 5.043% (LIBOR03M + 0.80%, Floor 0.80%) 7/20/29 #, •		531,312	524,435
Series 2021-4A A1 144A 4.879% (LIBOR03M + 0.80%, Floor 0.80%) 10/15/29 #, •		2,107,824	2,078,295

Sculptor European CLO V DAC Series 5A AR 144A 2.153% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,300,000	3,432,675

8    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Segovia European CLO DAC Series 2019-6A AR 144A 2.336% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,600,000	$ 1,654,284
Signal Peak CLO 5 Series 2018-5A A 144A 5.468% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •		1,800,000	1,771,267
Sound Point CLO IX Series 2015-2A ARRR 144A 5.453% (LIBOR03M + 1.21%, Floor 1.21%) 7/20/32 #, •		2,600,000	2,521,178
Sound Point CLO XIV Series 2016-3A AR2 144A 5.315% (LIBOR03M + 0.99%, Floor 0.99%) 1/23/29 #, •		3,430,322	3,395,807
Sound Point CLO XVI Series 2017-2A AR 144A 5.338% (LIBOR03M + 0.98%) 7/25/30 #, •		4,400,000	4,326,252
Stratus CLO Series 2021-3A A 144A 5.193% (LIBOR03M + 0.95%, Floor 0.95%) 12/29/29 #, •		1,810,398	1,785,974
Symphony Static CLO I Series 2021-1A A 144A 5.188% (LIBOR03M + 0.83%, Floor 0.83%) 10/25/29 #, •		444,375	438,189
TCI-Symphony CLO Series 2017-1A AR 144A 5.009% (LIBOR03M + 0.93%, Floor 0.93%) 7/15/30 #, •		994,706	980,086
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

THL Credit Wind River CLO Series 2019-3A AR 144A 5.159% (LIBOR03M + 1.08%, Floor 1.08%) 4/15/31 #, •		3,100,000	$ 3,025,026
Tikehau CLO DAC Series 2015-1A ARR 144A 2.596% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, •	EUR	2,000,000	2,074,892
Toro European CLO 6 DAC Series 6A AR 144A 2.239% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	300,000	309,990
Toro European CLO 7 DAC Series 7A ARE 144A 2.572% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,900,000	1,992,863
Venture 32 CLO Series 2018-32A A1 144A 5.294% (LIBOR03M + 1.10%, Floor 1.10%) 7/18/31 #, •		500,000	491,337
Venture 34 CLO Series 2018-34A A 144A 5.309% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •		2,500,000	2,450,062
Venture 38 CLO Series 2019-38A A1R 144A 5.575% (LIBOR03M + 1.16%, Floor 1.16%) 7/30/32 #, •		2,900,000	2,831,418
Venture 42 CLO Series 2021-42A A1A 144A 5.209% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •		1,300,000	1,240,565
Venture XVII CLO Series 2014-17A ARR 144A 4.959% (LIBOR03M + 0.88%) 4/15/27 #, •		273,371	270,787

NQ-OPTFI [12/22] 2/23 (2747704)    9

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture XXIV CLO Series 2016-24A ARR 144A 5.143% (LIBOR03M + 0.90%, Floor 0.90%) 10/20/28 #, •	419,394	$ 411,174
Venture XXVI CLO Series 2017-26A AR 144A 5.343% (LIBOR03M + 1.10%, Floor 1.10%) 1/20/29 #, •	3,285,676	3,229,853
Vibrant CLO IV Series 2016-4A A1RR 144A 5.363% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, •	1,300,000	1,270,898
Vibrant CLO VI Series 2017-6A AR 144A 5.696% (LIBOR03M + 0.95%) 6/20/29 #, •	1,801,149	1,775,180
Vibrant CLO VII Series 2017-7A A1R 144A 5.283% (LIBOR03M + 1.04%, Floor 1.04%) 9/15/30 #, •	4,481,908	4,412,286
Vibrant CLO XI Series 2019-11A A1R1 144A 5.363% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, •	1,500,000	1,470,885
Voya Series 2012-4A A1R3 144A 5.079% (LIBOR03M + 1.00%) 10/15/30 #, •	1,400,000	1,378,355
Voya CLO Series 2014-4A A1RA 144A 5.111% (LIBOR03M + 1.10%) 7/14/31 #, •	842,321	830,175
Total Collateralized Debt Obligations (cost $170,429,706)		158,930,208

Convertible Bonds — 0.23%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	2,540,000	2,373,630
		Principal amount°	Value (US $)

Convertible Bonds (continued)
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #		57,000	$ 55,658
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #		1,722,000	1,670,340
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26		1,906,000	1,543,860
Total Convertible Bonds (cost $5,967,761)			5,643,488

Corporate Bonds — 32.41%
Banking — 9.96%
Access Bank
144A 6.125% 9/21/26 #		300,000	233,700
144A 9.125% 10/7/26 #, μ, ψ		325,000	233,854

Akbank TAS 144A 6.80% 2/6/26 #		370,000	358,525
Banco Bilbao Vizcaya Argentaria 5.875% 9/24/23 μ, ψ	EUR	800,000	825,102
Banco Continental 144A 2.75% 12/10/25 #		600,000	537,519
Banco de Bogota
144A 4.375% 8/3/27 #		200,000	181,944
144A 6.25% 5/12/26 #		200,000	196,477

Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		435,000	401,157
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ		420,000	305,556
Banco Industrial 144A 4.875% 1/29/31 #, μ		320,000	300,408
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		275,000	273,074
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	160,655
Banco Santander
2.958% 3/25/31		1,000,000	797,236

10    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Banco Santander
3.496% 3/24/25		1,000,000	$ 963,784
3.892% 5/24/24		1,400,000	1,371,274
4.175% 3/24/28 μ		1,200,000	1,114,778

Bancolombia 7.139% 10/18/27 μ		315,000	310,586
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ		280,000	265,879
Bank Hapoalim 144A 3.255% 1/21/32 #, μ		595,000	514,520
Bank Leumi Le-Israel
144A 3.275% 1/29/31 #, μ		300,000	266,609
144A 5.125% 7/27/27 #, μ		535,000	532,080
Bank of America
2.482% 9/21/36 μ		9,185,000	6,769,869
2.676% 6/19/41 μ		1,865,000	1,261,302
3.384% 4/2/26 μ		500,000	477,942
3.55% 3/5/24 μ		2,100,000	2,092,241
3.864% 7/23/24 μ		2,200,000	2,180,560
3.974% 2/7/30 μ		3,400,000	3,094,801
4.125% 1/22/24		200,000	198,362
4.30% 1/28/25 μ, ψ		900,000	779,658
6.204% 11/10/28 μ		3,000,000	3,102,806
Bank of New York Mellon
4.70% 9/20/25 μ, ψ		2,560,000	2,464,333
5.802% 10/25/28 μ		581,000	601,828
Barclays
3.33% 11/24/42 μ		1,300,000	892,026
3.375% 4/2/25 μ	EUR	500,000	530,252
4.972% 5/16/29 μ		3,000,000	2,822,817
5.501% 8/9/28 μ		1,600,000	1,552,243
6.024% (LIBOR03M + 1.38%) 5/16/24 •		1,800,000	1,800,083
6.375% 12/15/25 μ, ψ	GBP	500,000	555,731
7.125% 6/15/25 μ, ψ	GBP	1,800,000	2,062,702
7.25% 3/15/23 μ, ψ	GBP	700,000	838,632
7.325% 11/2/26 μ		1,280,000	1,327,223
7.75% 9/15/23 μ, ψ		400,000	391,520

BBVA Bancomer 144A 5.875% 9/13/34 #, μ		400,000	370,121
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,501,593
144A 2.159% 9/15/29 #, μ		600,000	490,195
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BNP Paribas
144A 2.871% 4/19/32 #, μ	300,000	$ 235,296
144A 3.052% 1/13/31 #, μ	2,600,000	2,136,249
7.375% 8/19/25 μ, ψ	500,000	494,736
144A 7.375% 8/19/25 #, μ, ψ	700,000	692,631

CIMB Bank 144A 2.125% 7/20/27 #	550,000	481,925
Citigroup
3.20% 10/21/26	1,000,000	926,516
4.044% 6/1/24 μ	1,800,000	1,788,306
4.075% 4/23/29 μ	2,400,000	2,212,702
5.61% 9/29/26 μ	3,070,000	3,086,362

Citizens Bank 6.064% 10/24/25 μ	2,130,000	2,155,541
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000	1,269,296
4.375% 8/4/25	2,000,000	1,954,068
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	1,105,000	977,531
3.80% 6/9/23	2,300,000	2,240,014
144A 4.194% 4/1/31 #, μ	2,500,000	1,945,541
144A 4.50% 9/3/30 #, μ, ψ	820,000	460,893
144A 6.25% 12/18/24 #, μ, ψ	2,000,000	1,576,746
144A 6.375% 8/21/26 #, μ, ψ	1,900,000	1,366,418
144A 6.442% 8/11/28 #, μ	5,555,000	5,067,068
7.50% 12/11/23 μ	400,000	350,400
Deutsche Bank
2.129% 11/24/26 μ	700,000	618,248
3.547% 9/18/31 μ	1,500,000	1,205,780
3.729% 1/14/32 μ	2,591,000	1,904,941
3.961% 11/26/25 μ	5,700,000	5,450,787
6.119% 7/14/26 μ	3,000,000	2,982,798
Emirates NBD Bank PJSC
2.625% 2/18/25	295,000	280,198
6.125% 4/9/26 μ, ψ	305,000	298,411
Fifth Third Bancorp
2.55% 5/5/27	1,000	899
3.95% 3/14/28	4,000	3,838
4.337% 4/25/33 μ	507,000	464,671

NQ-OPTFI [12/22] 2/23 (2747704)    11

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp
6.361% 10/27/28 μ		3,000	$ 3,092

Fifth Third Bank 5.852% 10/27/25 μ		1,575,000	1,592,034
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ		325,000	312,061
Goldman Sachs Group
0.673% 3/8/24 μ		700,000	692,509
1.431% 3/9/27 μ		2,000,000	1,756,038
1.542% 9/10/27 μ		3,993,000	3,449,494
3.615% 3/15/28 μ		2,000,000	1,865,897
4.223% 5/1/29 μ		4,700,000	4,387,155

Hana Bank 144A 1.25% 12/16/26 #		345,000	296,722
HSBC Holdings
1.589% 5/24/27 μ		2,200,000	1,899,407
2.848% 6/4/31 μ		2,700,000	2,160,682
2.871% 11/22/32 μ		2,000,000	1,533,265
2.999% 3/10/26 μ		700,000	658,481
4.30% 3/8/26		200,000	193,685
4.70% 3/9/31 μ, ψ		500,000	397,446
5.21% 8/11/28 μ		500,000	483,187
5.674% (LIBOR03M + 1.00%) 5/18/24 •		1,000,000	996,310
5.875% 9/28/26 μ, ψ	GBP	500,000	540,743
Huntington National Bank
4.552% 5/17/28 μ		395,000	381,744
5.65% 1/10/30		855,000	863,554

ICICI Bank 144A 4.00% 3/18/26 #		335,000	319,739
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,114,863
7.75% 1/11/27 μ, ψ	EUR	200,000	207,084

Itau Unibanco Holding 144A 3.875% 4/15/31 #, μ		400,000	364,286
JPMorgan Chase & Co.
1.764% 11/19/31 μ		2,335,000	1,775,342
1.953% 2/4/32 μ		1,170,000	897,661
2.595% 2/24/26 μ		1,500,000	1,411,440
2.947% 2/24/28 μ		1,100,000	996,641
2.963% 1/25/33 μ		500,000	408,254
3.109% 4/22/51 μ		455,000	300,088
3.22% 3/1/25 μ		500,000	486,195
3.882% 7/24/38 μ		1,545,000	1,288,022
4.005% 4/23/29 μ		900,000	834,251
4.851% 7/25/28 μ		4,060,000	3,964,286
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.00% 8/1/24 μ, ψ		400,000	$ 366,222

KeyBank 5.85% 11/15/27		2,411,000	2,492,897
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	279,539
3.50% 4/1/26 μ	EUR	200,000	210,772
3.75% 3/18/28 μ		1,400,000	1,294,409
Mitsubishi UFJ Financial Group
2.193% 2/25/25		1,700,000	1,592,383
2.559% 2/25/30		1,800,000	1,493,575
Mizuho Financial Group
2.226% 5/25/26 μ		1,600,000	1,470,954
2.564% 9/13/31		1,400,000	1,070,146
2.591% 5/25/31 μ		2,000,000	1,611,068
3.261% 5/22/30 μ		3,100,000	2,688,194
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	1,720,147
1.928% 4/28/32 μ		1,415,000	1,070,960
2.484% 9/16/36 μ		5,700,000	4,146,123
3.625% 1/20/27		4,000,000	3,777,882
6.138% 10/16/26 μ		865,000	884,392
6.296% 10/18/28 μ		1,335,000	1,380,494
6.342% 10/18/33 μ		715,000	751,467
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	704,305
144A 3.766% 3/8/24 #, μ		800,000	795,672
144A 4.302% 3/8/29 #, μ		5,200,000	4,700,590
NatWest Group
4.80% 4/5/26		5,000,000	4,895,716
5.125% 5/12/27 μ, ψ	GBP	500,000	509,244

NBK SPC 144A 1.625% 9/15/27 #, μ		710,000	625,632
Nykredit Realkredit 2.00% 10/1/53	DKK	1	0
PNC Bank 4.05% 7/26/28		2,400,000	2,262,814
PNC Financial Services Group
5.671% 10/28/25 μ		1,250,000	1,264,198
6.20% 9/15/27 μ, ψ		1,090,000	1,067,928

QNB Finance 2.625% 5/12/25		455,000	430,692

12    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Santander UK Group Holdings 3.823% 11/3/28 μ		3,200,000	$ 2,864,714
Shinhan Bank 3.875% 3/24/26		345,000	322,228
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ		410,000	375,840
Societe Generale
144A 4.25% 4/14/25 #		3,600,000	3,456,308
144A 4.677% 6/15/27 #		3,500,000	3,408,700
7.875% 12/18/23 μ, ψ		500,000	496,159

Standard Chartered 7.75% 4/2/23 μ, ψ		300,000	298,390
State Street
2.203% 2/7/28 μ		1,210,000	1,088,669
5.751% 11/4/26 μ		280,000	286,925
5.82% 11/4/28 μ		195,000	201,724
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,371,419
2.222% 9/17/31		2,300,000	1,779,876
SVB Financial Group
1.80% 2/2/31		775,000	567,094
4.00% 5/15/26 μ, ψ		2,110,000	1,395,280
4.57% 4/29/33 μ		2,910,000	2,582,644

Toronto-Dominion Bank 4.108% 6/8/27		2,710,000	2,623,991
Truist Bank 2.636% 9/17/29 μ		5,182,000	4,849,423
Truist Financial
1.887% 6/7/29 μ		3,485,000	2,923,175
4.95% 9/1/25 μ, ψ		1,465,000	1,404,349
6.123% 10/28/33 μ		755,000	796,792

UBS 5.125% 5/15/24		200,000	197,829
UBS Group
0.25% 11/5/28 μ	EUR	1,000,000	875,447
144A 3.126% 8/13/30 #, μ		2,000,000	1,699,565
UniCredit
7.50% 6/3/26 μ, ψ	EUR	600,000	626,220
144A 7.83% 12/4/23 #		2,900,000	2,930,693
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,595,456
3.375% 2/5/24		2,915,000	2,864,179
3.60% 9/11/24		1,275,000	1,248,879
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
3.95% 11/17/25		2,820,000	$ 2,754,215
5.727% 10/21/26 μ		885,000	902,346

US Bank 3.40% 7/24/23		815,000	807,742
Virgin Money UK
3.375% 4/24/26 μ	GBP	100,000	111,688
4.00% 9/25/26 μ	GBP	800,000	898,564
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	835,932
3.584% 5/22/28 μ		5,300,000	4,929,198
3.90% 3/15/26 μ, ψ		1,000,000	875,890
4.808% 7/25/28 μ		2,720,000	2,661,095
			239,231,078
Basic Industry — 1.36%
AngloGold Ashanti Holdings 3.375% 11/1/28		595,000	519,779
Antofagasta 144A 5.625% 5/13/32 #		355,000	348,626
Braskem Netherlands Finance 144A 4.50% 1/31/30 #		370,000	315,504
Celanese US Holdings
6.05% 3/15/25		590,000	588,203
6.165% 7/15/27		2,095,000	2,069,715
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #		225,000	168,345
144A 4.25% 7/17/42 #		200,000	165,770

CSN Resources 144A 5.875% 4/8/32 #		385,000	322,696
First Quantum Minerals
144A 6.875% 10/15/27 #		360,000	338,502
144A 7.50% 4/1/25 #		210,000	204,834

FMG Resources August 2006 144A 6.125% 4/15/32 #		7,300,000	6,818,528
Freeport Indonesia
144A 5.315% 4/14/32 #		435,000	401,172
6.20% 4/14/52 #		200,000	175,102

GC Treasury Center 144A 5.20% 3/30/52 #		450,000	362,284

NQ-OPTFI [12/22] 2/23 (2747704)    13

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Georgia-Pacific 8.00% 1/15/24		2,242,000	$ 2,310,062
ICL Group 144A 6.375% 5/31/38 #		210,000	206,734
INEOS Styrolution Group 144A 2.25% 1/16/27 #	EUR	500,000	437,145
MEGlobal Canada 144A 5.00% 5/18/25 #		400,000	393,660
Methanex 5.25% 12/15/29		2,515,000	2,235,909
Metinvest 144A 7.75% 10/17/29 #		627,000	318,203
Newmont
2.25% 10/1/30		1,875,000	1,511,347
2.60% 7/15/32		1,160,000	926,630
2.80% 10/1/29		3,850,000	3,281,188

Novelis 144A 4.75% 1/30/30 #		835,000	742,165
OCP
144A 3.75% 6/23/31 #		200,000	168,242
144A 5.125% 6/23/51 #		240,000	183,092
144A 6.875% 4/25/44 #		250,000	237,292

Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #		380,000	294,480
Sasol Financing USA 6.50% 9/27/28		465,000	423,193
Sherwin-Williams 3.30% 5/15/50		3,495,000	2,404,514
Stillwater Mining 144A 4.00% 11/16/26 #		340,000	300,678
Vale Overseas 3.75% 7/8/30		305,000	267,542
Vedanta Resources Finance II 144A 8.95% 3/11/25 #		590,000	401,536
Volcan Cia Minera 144A 4.375% 2/11/26 #		222,000	191,541
Westlake 3.125% 8/15/51		4,310,000	2,671,076
			32,705,289
Brokerage — 0.25%
Charles Schwab 5.375% 6/1/25 μ, ψ		2,495,000	2,452,585
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
2.625% 10/15/31		2,925,000	$ 2,238,311
6.45% 6/8/27		331,000	346,041
6.50% 1/20/43		880,000	861,406

XP 144A 3.25% 7/1/26 #		200,000	179,994
			6,078,337
Capital Goods — 0.98%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	1,500,000	1,363,273
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	164,371
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		455,723	382,261
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		4,600,000	3,913,290
Boeing
1.95% 2/1/24		2,000,000	1,927,548
3.25% 2/1/28		1,545,000	1,405,748
3.75% 2/1/50		5,355,000	3,698,990

Caterpillar 2.60% 4/9/30		25,000	21,793
Cellnex Finance 144A 3.875% 7/7/41 #		3,159,000	2,165,321
GCC 144A 3.614% 4/20/32 #		390,000	325,136
Hutama Karya Persero 144A 3.75% 5/11/30 #		454,000	411,947
IHS Holding 144A 5.625% 11/29/26 #		640,000	533,760
Klabin Austria 144A 3.20% 1/12/31 #		425,000	340,552
Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	954,130
Rutas 2 and 7 Finance 144A 2.741% 9/30/36 #, ^		476,000	300,846
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		605,000	517,074
Standard Industries 144A 3.375% 1/15/31 #		1,568,000	1,183,194

14    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #		575,000	$ 102,747
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		535,000	411,661
Teledyne Technologies
2.25% 4/1/28		1,980,000	1,708,302
2.75% 4/1/31		1,730,000	1,418,838

UltraTech Cement 144A 2.80% 2/16/31 #		420,000	334,719
			23,585,501
Communications — 2.90%
Alibaba Group Holding 2.70% 2/9/41		465,000	298,105
Altice Financing 144A 5.00% 1/15/28 #		345,000	278,467
Altice France
2.125% 2/15/25	EUR	1,900,000	1,805,042
144A 5.50% 10/15/29 #		1,375,000	1,050,933
Amazon.com
1.50% 6/3/30		1,000,000	805,835
2.50% 6/3/50		1,460,000	926,783

America Movil 4.70% 7/21/32		420,000	403,667
AT&T
2.55% 12/1/33		2,673,000	2,062,060
3.50% 6/1/41		1,680,000	1,259,387
3.50% 9/15/53		7,070,000	4,803,606

Axian Telecom 144A 7.375% 2/16/27 #		380,000	334,400
CCO Holdings
144A 4.25% 1/15/34 #		5,700,000	4,218,000
144A 4.50% 8/15/30 #		500,000	414,205
144A 5.00% 2/1/28 #		900,000	819,175
Charter Communications Operating
3.85% 4/1/61		1,540,000	896,098
4.40% 12/1/61		4,252,000	2,735,898
4.908% 7/23/25		430,000	421,859
5.05% 3/30/29		3,800,000	3,583,012

Comcast 3.20% 7/15/36		1,830,000	1,489,993
Connect Finco 144A 6.75% 10/1/26 #		1,740,000	1,616,146
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

CSC Holdings 144A 4.625% 12/1/30 #	890,000	$ 493,807
CT Trust 144A 5.125% 2/3/32 #	750,000	659,653
Discovery Communications 4.00% 9/15/55	9,190,000	5,554,294
Frontier Communications Holdings 144A 5.875% 10/15/27 #	1,165,000	1,084,347
JD.com 3.875% 4/29/26	525,000	497,926
Sprint 7.625% 3/1/26	200,000	210,901
Sprint Spectrum 144A 4.738% 9/20/29 #	824,063	814,740
Tencent Holdings
144A 2.88% 4/22/31 #	370,000	308,491
144A 3.68% 4/22/41 #	400,000	294,735

Time Warner Cable 7.30% 7/1/38	2,120,000	2,111,044
Time Warner Entertainment 8.375% 3/15/23	1,415,000	1,423,954
T-Mobile USA
1.50% 2/15/26	2,100,000	1,882,740
3.00% 2/15/41	4,640,000	3,291,676
3.30% 2/15/51	1,500,000	1,007,605
3.75% 4/15/27	2,150,000	2,028,355
3.875% 4/15/30	1,400,000	1,271,425

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	350,000	303,485
VEON Holdings 144A 3.375% 11/25/27 #	760,000	527,329
Verizon Communications
2.10% 3/22/28	1,100,000	956,591
2.355% 3/15/32	1,570,000	1,248,696
2.55% 3/21/31	800,000	659,862
2.875% 11/20/50	1,100,000	694,382
3.40% 3/22/41	1,845,000	1,394,558
4.50% 8/10/33	6,325,000	5,938,630
5.706% (LIBOR03M + 1.10%) 5/15/25 •	3,200,000	3,227,064

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	1,885,000	1,530,186
		69,639,147

NQ-OPTFI [12/22] 2/23 (2747704)    15

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 1.58%
Alsea 144A 7.75% 12/14/26 #		375,000	$ 372,458
Aptiv 3.10% 12/1/51		4,171,000	2,481,118
Arcos Dorados 144A 6.125% 5/27/29 #		405,000	393,026
Carnival
144A 4.00% 8/1/28 #		730,000	596,673
144A 7.625% 3/1/26 #		2,103,000	1,670,549
Ford Motor Credit
1.744% 7/19/24	EUR	300,000	307,472
2.30% 2/10/25		345,000	315,530
2.33% 11/25/25	EUR	200,000	197,582
2.386% 2/17/26	EUR	500,000	489,907
2.70% 8/10/26		700,000	608,755
2.748% 6/14/24	GBP	100,000	114,566
2.90% 2/16/28		765,000	632,765
2.90% 2/10/29		500,000	400,018
3.25% 9/15/25	EUR	1,000,000	1,019,550
4.535% 3/6/25	GBP	1,100,000	1,267,139
4.542% 8/1/26		1,514,000	1,397,611
5.125% 6/16/25		600,000	578,125

Future Retail 144A 5.60% 1/22/25 #		565,000	22,600
General Motors Financial 5.70% 9/30/30 μ, ψ		1,780,000	1,513,222
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	561,806
144A 4.00% 5/1/31 #		700,000	587,083

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #		900,000	775,147
Hyatt Hotels 1.80% 10/1/24		300,000	281,300
Hyundai Capital Services 144A 0.75% 9/15/23 #		1,800,000	1,731,240
InRetail Consumer 144A 3.25% 3/22/28 #		530,000	456,478
Kia 144A 2.375% 2/14/25 #		395,000	366,821
Marriott International 3.50% 10/15/32		900,000	751,173
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	$ 160,818
5.75% 7/21/28	200,000	167,544
MGM China Holdings
144A 4.75% 2/1/27 #	725,000	642,308
144A 5.25% 6/18/25 #	600,000	565,211

Nemak 144A 3.625% 6/28/31 #	365,000	286,043
Nissan Motor
144A 3.043% 9/15/23 #	1,800,000	1,764,088
144A 4.345% 9/17/27 #	2,700,000	2,452,455
144A 4.81% 9/17/30 #	800,000	680,692
Nissan Motor Acceptance
144A 2.45% 9/15/28 #	300,000	233,634
144A 3.875% 9/21/23 #	3,000,000	2,945,355

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,270,000	1,015,771
Sands China
2.80% 3/8/27	200,000	171,558
3.35% 3/8/29	400,000	327,325
3.75% 8/8/31	740,000	583,310
4.30% 1/8/26	400,000	369,660
5.90% 8/8/28	1,800,000	1,687,793

Studio City Finance 144A 6.50% 1/15/28 #	695,000	540,779
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	420,000	410,440
Warnermedia Holdings
144A 3.638% 3/15/25 #	400,000	380,714
144A 3.755% 3/15/27 #	400,000	360,781
144A 5.05% 3/15/42 #	800,000	614,900
144A 5.141% 3/15/52 #	1,825,000	1,333,760
Wynn Macau
5.50% 1/15/26	200,000	183,784

16    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Wynn Macau
5.50% 10/1/27		200,000	$ 175,134
			37,943,571
Consumer Non-Cyclical — 2.67%
AbbVie
2.85% 5/14/23		900,000	893,618
3.75% 11/14/23		1,200,000	1,188,403
4.05% 11/21/39		3,193,000	2,746,386

Amgen 2.20% 2/21/27		3,300,000	2,965,421
Ashtead Capital
144A 1.50% 8/12/26 #		665,000	568,315
144A 2.45% 8/12/31 #		585,000	452,994

Bacardi 144A 4.45% 5/15/25 #		500,000	485,599
Bausch Health
144A 11.00% 9/30/28 #		887,000	696,157
144A 14.00% 10/15/30 #		177,000	105,960

Baxter International 3.132% 12/1/51		2,336,000	1,517,796
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	466,837
Bellis Acquisition 3.25% 2/16/26	GBP	3,300,000	3,260,946
Bidvest Group UK 144A 3.625% 9/23/26 #		530,000	478,919
Centene 3.375% 2/15/30		1,000,000	847,625
Central American Bottling 144A 5.25% 4/27/29 #		335,000	312,969
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #		295,000	249,235
Coca-Cola Icecek 144A 4.50% 1/20/29 #		400,000	349,390
Coty 144A 5.00% 4/15/26 #		1,500,000	1,424,493
CVS Health
2.70% 8/21/40		2,755,000	1,913,644
4.78% 3/25/38		5,620,000	5,141,868
5.05% 3/25/48		2,635,000	2,378,444

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦	61,228	$ 59,865
Danone 144A 2.589% 11/2/23 #	1,500,000	1,469,250
GE HealthCare Technologies
144A 5.60% 11/15/25 #	730,000	735,279
144A 5.65% 11/15/27 #	730,000	739,822

Global Payments 3.20% 8/15/29	2,150,000	1,832,025
GSK Consumer Healthcare Capital UK 3.125% 3/24/25	500,000	475,916
GSK Consumer Healthcare Capital US 3.375% 3/24/29	500,000	450,649
HCA 4.125% 6/15/29	3,400,000	3,111,004
Humana
5.75% 3/1/28	1,170,000	1,196,788
5.875% 3/1/33	310,000	321,016

Indofood CBP Sukses Makmur 3.541% 4/27/32	465,000	383,772
International Container Terminal Services 4.75% 6/17/30	745,000	655,488
JBS USA LUX 144A 3.00% 2/2/29 #	1,466,000	1,216,508
MARB BondCo 144A 3.95% 1/29/31 #	410,000	315,548
MHP Lux 144A 6.25% 9/19/29 #	425,000	202,143
Mondelez International 2.125% 3/17/24	500,000	482,408
Natura & Co. Luxembourg Holdings 144A 6.00% 4/19/29 #	200,000	175,286
Pilgrim's Pride 144A 5.875% 9/30/27 #	1,458,000	1,416,733
Regeneron Pharmaceuticals 2.80% 9/15/50	1,170,000	730,644
Royalty Pharma
1.75% 9/2/27	7,625,000	6,465,512
3.35% 9/2/51	1,298,000	805,257
3.55% 9/2/50	1,250,000	803,734

NQ-OPTFI [12/22] 2/23 (2747704)    17

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Takeda Pharmaceutical
3.025% 7/9/40	985,000	$ 726,668
3.175% 7/9/50	4,797,000	3,256,874
Tenet Healthcare
144A 4.25% 6/1/29 #	1,790,000	1,553,980
144A 6.125% 10/1/28 #	1,815,000	1,628,835
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	365,000	325,524
6.75% 3/1/28	385,000	376,259

United Rentals North America 3.875% 2/15/31	869,000	730,434
UnitedHealth Group 3.70% 5/15/27	600,000	581,350
Viatris
1.65% 6/22/25	320,000	290,107
2.70% 6/22/30	1,940,000	1,520,878
4.00% 6/22/50	450,000	278,816

Zoetis 5.40% 11/14/25	420,000	428,849
		64,188,240
Energy — 2.71%
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,414,844
BP Capital Markets America 2.721% 1/12/32	1,465,000	1,224,977
Canacol Energy 144A 5.75% 11/24/28 #	440,000	389,297
CNX Resources 144A 6.00% 1/15/29 #	2,275,000	2,096,706
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	1,737,000	1,596,226
Ecopetrol 4.625% 11/2/31	335,000	256,571
Ecopetrol SA 5.875% 11/2/51	320,000	215,678
EIG Pearl Holdings 144A 3.545% 8/31/36 #	465,000	391,359
Energean Israel Finance 144A 4.875% 3/30/26 #	325,000	301,665
Energo-Pro 144A 8.50% 2/4/27 #	670,000	614,708
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
4.95% 5/15/28	700,000	$ 672,698
5.25% 4/15/29	655,000	634,749
5.50% 6/1/27	3,200,000	3,182,407
5.75% 2/15/33	585,000	573,467
6.25% 4/15/49	4,420,000	4,131,320
6.50% 11/15/26 μ, ψ	3,380,000	2,915,250
Enterprise Products Operating
3.20% 2/15/52	4,365,000	2,879,463
3.30% 2/15/53	570,000	381,728

EQT 6.125% 2/1/25	1,100,000	1,104,378
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	483,265	390,264
Geopark 144A 5.50% 1/17/27 #	320,000	275,624
Guara Norte 144A 5.198% 6/15/34 #	591,871	501,654
Indika Energy Capital IV 144A 8.25% 10/22/25 #	645,000	638,194
KazMunayGas National
144A 4.75% 4/19/27 #	200,000	185,100
144A 5.375% 4/24/30 #	320,000	287,623

KazTransGas JSC 144A 4.375% 9/26/27 #	630,000	570,912
Kosmos Energy 144A 7.75% 5/1/27 #	625,000	522,716
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	335,000	276,897
Medco Laurel Tree 144A 6.95% 11/12/28 #	405,000	359,260
MPLX 1.75% 3/1/26	685,000	611,354
Murphy Oil 5.875% 12/1/27	1,730,000	1,667,737
NuStar Logistics
5.625% 4/28/27	205,000	192,039
6.375% 10/1/30	2,337,000	2,165,090

Oil and Gas Holding 144A 7.625% 11/7/24 #	200,000	203,886
ONEOK
4.35% 3/15/29	1,500,000	1,389,366

18    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
ONEOK
7.50% 9/1/23	2,840,000	$ 2,872,150

PDC Energy 5.75% 5/15/26	1,205,000	1,152,221
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	181,263
Petrobras Global Finance 6.75% 6/3/50	185,000	161,781
Petroleos Mexicanos
5.95% 1/28/31	600,000	455,480
6.70% 2/16/32	76,000	59,827
6.75% 9/21/47	390,000	249,711
7.69% 1/23/50	240,000	166,604
Petronas Capital
144A 2.48% 1/28/32 #	200,000	165,821
144A 3.50% 4/21/30 #	440,000	402,410

PTTEP Treasury Center 144A 2.587% 6/10/27 #	695,000	618,039
Rio Oil Finance Trust Series 2014-1 9.25% 7/6/24	64,357	65,327
SA Global Sukuk 144A 2.694% 6/17/31 #	425,000	364,053
Sabine Pass Liquefaction 5.75% 5/15/24	5,501,000	5,505,306
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,352,856
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	150,265
144A 4.25% 4/16/39 #	430,000	385,861

Southwestern Energy 7.75% 10/1/27	2,050,000	2,092,539
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	427,080	344,380
Targa Resources 4.20% 2/1/33	300,000	258,963
Targa Resources Partners 5.00% 1/15/28	2,055,000	1,963,735
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	284,000	244,172
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	$ 5,269,756
Thaioil Treasury Center 144A 2.50% 6/18/30 #	410,000	321,240
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	370,000	343,428
Tullow Oil 144A 10.25% 5/15/26 #	410,000	329,566
UEP Penonome II 144A 6.50% 10/1/38 #	300,065	222,424
Uzbekneftegaz 144A 4.75% 11/16/28 #	200,000	161,088
Valero Energy 3.65% 12/1/51	3,193,000	2,268,865
Woodside Finance 144A 3.70% 9/15/26 #	400,000	374,578
YPF 144A 6.95% 7/21/27 #	510,000	362,100
		65,081,016
Finance Companies — 1.92%
AerCap Ireland Capital DAC
1.65% 10/29/24	500,000	461,536
2.45% 10/29/26	1,445,000	1,265,441
3.00% 10/29/28	3,660,000	3,072,883
3.50% 1/15/25	300,000	285,943
4.45% 10/1/25	1,200,000	1,154,782
4.45% 4/3/26	150,000	143,343
4.50% 9/15/23	460,000	457,108
6.50% 7/15/25	1,350,000	1,369,203

Agile Group Holdings 5.50% 5/17/26	345,000	158,214
Air Lease
2.875% 1/15/26	2,050,000	1,899,024
2.875% 1/15/32	2,380,000	1,896,786
3.00% 2/1/30	7,215,000	6,032,635
3.375% 7/1/25	670,000	634,320
4.125% 12/15/26 μ, ψ	715,000	491,563
4.25% 2/1/24	900,000	884,875
4.625% 10/1/28	2,115,000	1,982,332
5.85% 12/15/27	735,000	735,466

Aircastle 4.125% 5/1/24	2,500,000	2,417,900

NQ-OPTFI [12/22] 2/23 (2747704)    19

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 3.50% 11/1/27 #		3,225,000	$ 2,821,910
144A 3.875% 5/1/23 #		1,000,000	991,999

Avolon Holdings Funding 144A 2.528% 11/18/27 #		116,000	92,889
China Evergrande Group 10.00% 4/11/23		550,000	39,490
CIFI Holdings Group
5.25% 5/13/26		250,000	66,077
6.45% 11/7/24		430,000	115,119
Country Garden Holdings
4.20% 2/6/26		254,000	156,037
7.25% 4/8/26		285,000	181,933
DAE Funding
144A 1.55% 8/1/24 #		200,000	185,982
144A 1.625% 2/15/24 #		1,500,000	1,424,602
3.375% 3/20/28		2,700,000	2,400,543

GE Capital UK Funding Unlimited 5.875% 1/18/33	GBP	300,000	369,093
Goodman HK Finance 4.375% 6/19/24		1,095,000	1,070,830
Huarong Finance 2019 3.875% 11/13/29		550,000	435,173
Indigo Group 1.625% 4/19/28	EUR	1,700,000	1,575,780
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
KeyCorp 4.789% 6/1/33 μ		617,000	584,372
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	3,070,711
MAF Global Securities 7.875% 6/30/27 μ, ψ		215,000	217,825
MDGH GMTN RSC 144A 5.50% 4/28/33 #		310,000	328,437
OneMain Finance 6.125% 3/15/24		1,500,000	1,454,250
Owl Rock Capital 2.875% 6/11/28		500,000	393,379
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Realkredit Danmark
1.00% 10/1/53	DKK	1	$ 0
1.50% 10/1/53	DKK	1	0
2.00% 10/1/53	DKK	1	0

Samhallsbyggnadsbolaget i Norden 1.125% 9/4/26	EUR	900,000	718,315
Sirius Real Estate 1.125% 6/22/26	EUR	2,400,000	2,010,136
			46,048,236
Industrials — 0.15%
Burlington Northern Santa Fe 2.875% 6/15/52		1,615,000	1,084,457
Cemex 144A 7.375% 6/5/27 #		350,000	359,758
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	1,100,000	879,131
0.625% 4/6/30	EUR	1,000,000	832,433

Inversiones La Construccion 144A 4.75% 2/7/32 #		395,000	322,309
West China Cement 4.95% 7/8/26		215,000	182,750
			3,660,838
Insurance — 0.85%
AIA Group
144A 3.375% 4/7/30 #		375,000	330,351
144A 3.90% 4/6/28 #		1,000,000	940,857
Aon
2.90% 8/23/51		4,930,000	3,157,302
5.00% 9/12/32		1,005,000	996,961
Athene Holding
3.45% 5/15/52		2,510,000	1,550,423
3.95% 5/25/51		1,120,000	760,262

Athora Netherlands 2.375% 5/17/24	EUR	2,100,000	2,174,784
Berkshire Hathaway Finance 3.85% 3/15/52		3,595,000	2,884,510
Brighthouse Financial
3.85% 12/22/51		2,970,000	1,885,902
4.70% 6/22/47		1,035,000	761,116
5.625% 5/15/30		850,000	810,410

Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	909,528

20    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

MetLife 3.85% 9/15/25 μ, ψ		1,520,000	$ 1,415,500
Prudential Financial 3.70% 3/13/51		1,660,000	1,275,027
Sagicor Financial 144A 5.30% 5/13/28 #		530,000	497,283
			20,350,216
Real Estate Investment Trusts — 1.01%
American Homes 4 Rent 3.625% 4/15/32		1,685,000	1,421,867
American Tower
2.30% 9/15/31		1,600,000	1,247,737
3.00% 6/15/23		600,000	593,725
3.375% 5/15/24		500,000	486,815
3.65% 3/15/27		300,000	280,641

American Tower Trust #1 Series 13 2A 144A 3.07% 3/15/48 #		1,285,000	1,277,806
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		405,000	303,409
Cromwell Ereit Lux Finco 2.125% 11/19/25	EUR	600,000	519,319
Crown Castle
1.05% 7/15/26		1,870,000	1,617,969
2.10% 4/1/31		3,573,000	2,824,652
Digital Realty Trust
4.45% 7/15/28		770,000	730,459
5.55% 1/15/28		1,345,000	1,356,314

EPR Properties 4.50% 6/1/27		1,700,000	1,490,396
GLP Capital 4.00% 1/15/30		2,600,000	2,281,732
Iron Mountain 144A 5.25% 7/15/30 #		966,000	841,632
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		3,080,000	2,563,008
MPT Operating Partnership 3.692% 6/5/28	GBP	1,600,000	1,420,000
Trust Fibra Uno 144A 4.869% 1/15/30 #		475,000	408,749
VICI Properties
4.75% 2/15/28		100,000	95,054
4.95% 2/15/30		2,440,000	2,325,972
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
VICI Properties
144A 5.75% 2/1/27 #	145,000	$ 141,529
		24,228,785
Technology — 1.27%
Autodesk 2.40% 12/15/31	2,390,000	1,915,397
Broadcom
144A 3.137% 11/15/35 #	2,789,000	2,059,180
144A 3.419% 4/15/33 #	1,600,000	1,287,178
144A 3.469% 4/15/34 #	6,257,000	5,009,989
144A 4.926% 5/15/37 #	115,000	100,735

Broadridge Financial Solutions 2.60% 5/1/31	2,698,000	2,203,296
CA Magnum Holdings 144A 5.375% 10/31/26 #	418,000	381,938
CDW
2.67% 12/1/26	465,000	413,707
3.276% 12/1/28	4,143,000	3,554,839

Entegris Escrow 144A 4.75% 4/15/29 #	1,230,000	1,124,161
Fiserv 3.50% 7/1/29	3,500,000	3,160,692
Lenovo Group 144A 6.536% 7/27/32 #	445,000	431,468
NXP
3.125% 2/15/42	925,000	630,408
3.25% 5/11/41	1,740,000	1,220,455
3.875% 6/18/26	3,250,000	3,091,502
5.55% 12/1/28	440,000	440,358
Oracle
5.80% 11/10/25	285,000	291,697
6.15% 11/9/29	610,000	634,603
SK Hynix
144A 1.50% 1/19/26 #	365,000	316,479
144A 2.375% 1/19/31 #	370,000	271,635
TD SYNNEX
2.375% 8/9/28	800,000	646,944
2.65% 8/9/31	1,200,000	912,268

TSMC Global 144A 4.625% 7/22/32 #	535,000	527,487
		30,626,416

NQ-OPTFI [12/22] 2/23 (2747704)    21

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 1.41%
Air Canada 144A 3.875% 8/15/26 #	300,000	$ 266,230
American Airlines 144A 5.50% 4/20/26 #	500,000	481,701
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	1,126,438	939,127
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	500,066	446,373
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	938,797	815,485
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	172,886	143,073
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	100,000	80,473
Azul Investments
144A 5.875% 10/26/24 #	430,000	346,650
144A 7.25% 6/15/26 #	400,000	245,175

British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	1,079,092	972,431
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	267,173	226,683
Delta Air Lines
144A 7.00% 5/1/25 #	5,349,000	5,471,216
7.375% 1/15/26	1,858,000	1,901,421

ERAC USA Finance 144A 2.70% 11/1/23 #	300,000	293,844
Gol Finance 144A 8.00% 6/30/26 #	410,000	244,285
Grupo Aeromexico 144A 8.50% 3/17/27 #	4,615,000	4,081,929
Kansas City Southern 3.00% 5/15/23	500,000	495,668
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	643,992	$ 573,544
Mileage Plus Holdings 144A 6.50% 6/20/27 #	4,500,290	4,484,098
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	515,000	467,342
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	964,076
144A 4.45% 1/29/26 #	2,100,000	2,023,655
United Airlines
144A 4.375% 4/15/26 #	2,005,000	1,861,895
144A 4.625% 4/15/29 #	4,961,000	4,328,228

United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	1,501,728	1,480,623
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ♦	300,554	273,760
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 ♦	44,383	40,314
		33,949,299
Utilities — 3.39%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	425,000	378,377
AES Andes 144A 7.125% 3/26/79 #, μ	300,000	285,932
Alfa Desarrollo 144A 4.55% 9/27/51 #	498,177	379,435
American Water Capital 4.45% 6/1/32	4,035,000	3,872,516
Appalachian Power 4.50% 8/1/32	3,500,000	3,273,747
Atmos Energy
2.85% 2/15/52	975,000	635,417
5.75% 10/15/52	1,745,000	1,832,481

Baltimore Gas and Electric 4.55% 6/1/52	1,395,000	1,239,906

22    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Berkshire Hathaway Energy 2.85% 5/15/51	4,385,000	$ 2,891,059
Boston Gas 144A 3.757% 3/16/32 #	500,000	436,660
Calpine
144A 4.50% 2/15/28 #	453,000	405,065
144A 5.00% 2/1/31 #	1,535,000	1,290,181
144A 5.125% 3/15/28 #	454,000	406,025

Cikarang Listrindo 144A 4.95% 9/14/26 #	540,000	505,210
Consorcio Transmantaro 144A 5.20% 4/11/38 #	480,000	433,294
Duke Energy 4.875% 9/16/24 μ, ψ	1,630,000	1,491,450
Duke Energy Carolinas 3.95% 11/15/28	2,215,000	2,129,831
Duke Energy Indiana 3.25% 10/1/49	1,265,000	883,847
Enel Finance America 144A 2.875% 7/12/41 #	2,085,000	1,258,464
ENN Energy Holdings 144A 2.625% 9/17/30 #	605,000	491,067
Entergy Arkansas 4.20% 4/1/49	870,000	716,431
Entergy Louisiana 4.95% 1/15/45	235,000	209,458
Entergy Mississippi 3.85% 6/1/49	1,465,000	1,125,667
Entergy Texas 3.55% 9/30/49	700,000	505,595
Essential Utilities
2.704% 4/15/30	695,000	584,484
3.351% 4/15/50	675,000	463,979

Evergy Kansas Central 3.45% 4/15/50	1,185,000	863,219
FirstEnergy Transmission 144A 4.55% 4/1/49 #	5,000	4,069
Georgia Power 4.70% 5/15/32	3,200,000	3,094,608
Greenko Power II 144A 4.30% 12/13/28 #	448,607	376,752
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Indianapolis Power & Light 144A 5.65% 12/1/32 #	1,090,000	$ 1,121,368
Israel Electric 144A 3.75% 2/22/32 #	390,000	342,755
JSW Hydro Energy 144A 4.125% 5/18/31 #	292,050	243,846
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	2,241,744
Minejesa Capital 144A 5.625% 8/10/37 #	400,000	312,122
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	416,914
Nevada Power 5.90% 5/1/53	1,670,000	1,790,619
NextEra Energy Capital Holdings
0.65% 3/1/23	2,800,000	2,781,006
3.00% 1/15/52	1,105,000	726,424
5.00% 7/15/32	2,625,000	2,582,501

Oglethorpe Power 3.75% 8/1/50	1,620,000	1,169,299
Oryx Funding 144A 5.80% 2/3/31 #	420,000	401,748
Pacific Gas and Electric
2.10% 8/1/27	1,400,000	1,197,765
3.00% 6/15/28	800,000	693,143
3.25% 6/1/31	420,000	342,408
3.30% 3/15/27	700,000	623,699
3.30% 8/1/40	7,168,000	4,877,668
3.50% 6/15/25	400,000	377,762
3.50% 8/1/50	4,510,000	2,818,359
4.20% 3/1/29	3,200,000	2,863,865
4.40% 3/1/32	1,300,000	1,138,113
4.50% 7/1/40	1,100,000	863,734
4.95% 7/1/50	516,000	402,030

PacifiCorp 5.35% 12/1/53	600,000	597,545
Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	621,754
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	288,689
144A 5.25% 5/15/47 #	185,000	156,422

PG&E 5.25% 7/1/30	1,625,000	1,481,244

NQ-OPTFI [12/22] 2/23 (2747704)    23

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Sempra Energy 4.875% 10/15/25 μ, ψ	575,000	$ 533,129
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	420,000	364,526
Southern 5.70% 10/15/32	900,000	923,430
Southern California Edison
3.45% 2/1/52	3,037,000	2,175,133
3.65% 2/1/50	1,525,000	1,120,842
4.00% 4/1/47	880,000	691,767
4.875% 3/1/49	2,330,000	2,060,786

Southern California Gas 2.95% 4/15/27	2,600,000	2,401,534
Southern Co. Gas Capital 5.15% 9/15/32	1,901,000	1,871,570
System Energy Resources 2.14% 12/9/25	800,000	732,488
Vistra Operations 144A 5.125% 5/13/25 #	2,620,000	2,566,775
		81,380,752
Total Corporate Bonds (cost $891,063,424)		778,696,721

Municipal Bonds — 0.73%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	1,934,250
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,750,000	1,942,727
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,750,000	1,942,728
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24 ^	162,917	151,060
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/35	355,609	$ 300,120
Series A-1 4.00% 7/1/37	377,735	309,977
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	3,711,688	3,108,539
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,424,957
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,728,000	1,869,972
New Jersey Transportation Trust Fund Authority
(Build America Bonds) Series C 5.754% 12/15/28	1,590,000	1,603,531
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	719,733
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	800,000	822,400
Pennsylvania Higher Education Assistance Agency Revenue
(Student Loans) Series 2006-2 A-3 4.488% (LIBOR03M + 0.13%) 10/25/36 •	242,383	238,770
South Carolina Public Service Authority
(Santee Cooper) Series D 4.77% 12/1/45	145,000	120,289

24    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	$ 221,647
Series A 2.351% 6/1/28	300,000	254,586
Series A 2.551% 6/1/29	300,000	250,041
Series A 2.951% 6/1/31	500,000	405,170
Total Municipal Bonds (cost $19,892,170)		17,620,497

Non-Agency Asset-Backed Securities — 2.12%
ABFC Trust Series 2006-HE1 A2D 4.609% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 •	256,198	150,423
Argent Securities Trust
Series 2006-M1 A2C 4.689% (LIBOR01M + 0.30%, Floor 0.30%) 7/25/36 •	1,098,817	293,983
Series 2006-W4 A2C 4.709% (LIBOR01M + 0.32%, Floor 0.32%) 5/25/36 •	575,501	141,605

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 5.394% (LIBOR01M + 1.01%, Floor 1.01%) 6/25/35 •	1,033,515	982,154
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 3.847% 10/25/36 •	99,753	59,179
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	196	191
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

CIT Mortgage Loan Trust Series 2007-1 1M1 144A 5.889% (LIBOR01M + 1.50%, Floor 1.50%) 10/25/37 #, •	3,600,000	$ 3,411,823
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.71% 11/25/36 ~	221,712	211,440
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 4.789% (LIBOR01M + 0.40%, Floor 0.40%) 8/25/34 •	27,761	25,419
Series 2005-3 MV7 5.034% (LIBOR01M + 1.95%, Floor 1.95%) 8/25/35 •	4,200,000	3,758,230
Series 2006-1 AF6 4.486% 7/25/36 •	29,597	27,750
Series 2006-11 1AF6 6.15% 9/25/46 •	34,004	30,727
Series 2006-17 2A2 4.689% (LIBOR01M + 0.30%, Floor 0.30%) 3/25/47 •	585,549	570,147
Series 2006-26 2A4 4.609% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 •	1,021,081	975,620
Series 2007-6 2A4 4.699% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 •	932,323	799,986

DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,385,839
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	3,849,708
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,289,000	6,062,130

NQ-OPTFI [12/22] 2/23 (2747704)    25

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

EquiFirst Mortgage Loan Trust Series 2004-2 M7 7.389% (LIBOR01M + 3.00%, Floor 3.00%) 10/25/34 •	662,361	$ 621,678
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 4.709% (LIBOR01M + 0.32%, Floor 0.32%) 4/25/36 •	667,317	642,489
Fremont Home Loan Trust Series 2004-B M1 5.259% (LIBOR01M + 0.87%, Floor 0.87%) 5/25/34 •	2,027,196	1,858,602
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 4.689% (LIBOR01M + 0.30%, Floor 0.30%) 8/25/36 •	1,661,684	733,082
GSAMP Trust
Series 2006-FM3 A2D 4.619% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 •	779,092	371,112
Series 2007-SEA1 A 144A 4.689% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #, •	455,576	427,615

Hardee's Funding Series 2018-1A A2II 144A 4.959% 6/20/48 #	478,750	449,615
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 4.629% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 •	1,094,421	715,883
HSI Asset Securitization Trust Series 2006-HE1 2A1 4.489% (LIBOR01M + 0.10%, Floor 0.10%) 10/25/36 •	21,603	8,627
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	674,904	636,114
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 4.629% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 •	201,285	$ 196,061
Lendingpoint Asset Securitization Trust Series 2021-B A 144A 1.11% 2/15/29 #	192,455	191,113
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 4.989% (LIBOR01M + 0.60%, Floor 0.60%) 2/25/36 •	2,409,565	1,968,019
Series 2006-7 1A 4.699% (LIBOR01M + 0.31%, Floor 0.31%) 8/25/36 •	2,290,909	1,219,728
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 4.539% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 •	3,681,359	2,194,462
Series 2007-HE5 A2D 4.729% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 •	2,730,509	1,212,306

New Century Home Equity Loan Trust Series 2005-1 M2 5.109% (LIBOR01M + 0.72%, Cap 12.50%, Floor 0.72%) 3/25/35 •	233,599	222,350
Option One Mortgage Loan Trust
Series 2005-1 M1 5.169% (LIBOR01M + 0.78%, Floor 0.78%) 2/25/35 •	1,064,217	1,001,044
Series 2007-4 2A4 4.699% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 •	4,784,203	2,784,206

PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	1,800,000	1,693,674

26    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

RAAC Trust Series 2005-SP2 2A 4.989% (LIBOR01M + 0.60%, Cap 14.00%, Floor 0.60%) 6/25/44 •	180,306	$ 147,375
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	93,511	89,174
Soundview Home Loan Trust Series 2006-OPT1 2A4 4.929% (LIBOR01M + 0.54%, Floor 0.54%) 3/25/36 •	124,280	121,480
Structured Asset Investment Loan Trust Series 2003-BC2 M1 5.769% (LIBOR01M + 1.38%, Floor 1.38%) 4/25/33 •	15,778	15,183
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 4.659% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	981,442	893,565
Series 2006-BC2 A1 4.544% (LIBOR01M + 0.16%, Floor 0.16%) 9/25/36 •	3,038,875	1,898,129
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	114,699	112,770
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	14,088	13,906
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	523,395
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	149,864	144,501
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	5,483,461	5,091,615
Total Non-Agency Asset-Backed Securities (cost $59,039,479)		50,935,227

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 1.59%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	808,697	$ 416,322
ARM Trust
Series 2005-10 3A31 3.208% 1/25/36 •	35,163	32,056
Series 2006-2 1A4 3.228% 5/25/36 •	331,359	287,364
Banc of America Funding Trust
Series 2005-E 7A1 3.478% (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.43%, Floor 1.43%) 6/20/35 •	65,819	52,235
Series 2006-I 1A1 3.604% 12/20/36 •	77,293	74,186

Banc of America Mortgage Trust Series 2003-D 2A1 4.014% 5/25/33 •	32,943	30,317
Bear Stearns ARM Trust Series 2003-5 2A1 3.399% 8/25/33 •	14,205	13,145
Chase Mortgage Finance Trust Series 2005-A1 3A1 3.941% 12/25/35 •	40,537	34,069
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	664,165	315,154
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 6.789% (LIBOR01M + 2.40%) 4/25/31 #, •	64,666	64,505
Series 2019-R01 2M2 144A 6.839% (LIBOR01M + 2.45%) 7/25/31 #, •	46,242	46,125
Series 2019-R02 1M2 144A 6.689% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #, •	117,188	117,042
Series 2019-R07 1M2 144A 6.489% (LIBOR01M + 2.10%) 10/25/39 #, •	200,646	200,145

NQ-OPTFI [12/22] 2/23 (2747704)    27

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2020-R01 1M2 144A 6.439% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, •	725,771	$ 720,766
Series 2022-R01 1M2 144A 5.828% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,424,450
Series 2022-R02 2M2 144A 6.928% (SOFR + 3.00%) 1/25/42 #, •	900,000	848,009
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	501,945	359,810
Series 2007-1 5A14 6.00% 2/25/37	145,153	86,745
Series 2007-3 4A12 2.361% (6.75% minus LIBOR01M, Cap 6.75%) 4/25/37 Σ, •	73,869	9,879
Series 2007-3 4A15 5.50% 4/25/37	32,800	26,559
Series 2007-3 4A6 4.639% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 •	73,869	59,086

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	813,033	697,081
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	16,265	13,723
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	2,163,425	1,854,883
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	2,241,182	1,798,986

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

GSR Mortgage Loan Trust Series 2007-AR1 2A1 3.466% 3/25/47 •	365,977	$ 238,142
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 4.749% (LIBOR01M + 0.36%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,937,212	1,605,304
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 3.804% 10/25/36 •	174,910	141,412
Series 2006-A7 2A2 3.848% 1/25/37 •	34,007	26,214
Series 2007-A1 6A1 3.57% 7/25/35 •	41,511	38,690
Series 2014-2 B1 144A 3.412% 6/25/29 #, •	21,186	18,169
Series 2014-2 B2 144A 3.412% 6/25/29 #, •	21,186	18,104
Series 2015-4 B1 144A 3.548% 6/25/45 #, •	465,252	409,172
Series 2015-4 B2 144A 3.548% 6/25/45 #, •	198,849	174,451
Series 2015-5 B2 144A 4.863% 5/25/45 #, •	331,092	313,166
Series 2015-6 B1 144A 3.535% 10/25/45 #, •	186,678	170,351
Series 2015-6 B2 144A 3.535% 10/25/45 #, •	181,632	165,527
Series 2016-4 B1 144A 3.807% 10/25/46 #, •	177,954	156,748
Series 2016-4 B2 144A 3.807% 10/25/46 #, •	324,436	282,776
Series 2017-1 B3 144A 3.449% 1/25/47 #, •	833,406	687,119
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	51,776	44,435

28    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		150,903	$ 132,580
Series 2020-5 A3 144A 3.00% 12/25/50 #, •		856,965	713,582
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		463,681	381,614
Series 2021-1 A3 144A 2.50% 6/25/51 #, •		719,292	578,271
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		1,510,140	1,212,182
Series 2021-13 B1 144A 3.143% 4/25/52 #, •		1,941,268	1,495,924

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,178,012	388,923
Ludgate Funding
Series 2006-1X A2A 3.869% (BP0003M + 0.19%) 12/1/60 •	GBP	1,001,047	1,135,738
Series 2008-W1X A1 3.93% (BP0003M + 0.60%) 1/1/61 •	GBP	432,977	498,889

Mansard Mortgages Series 2007-1X A2 1.945% (SONIA + 0.299%) 4/15/47 •	GBP	474,097	536,796
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		1,103	1,107
Series 2004-5 6A1 7.00% 6/25/34		16,542	16,533

MASTR ARM Trust Series 2004-4 4A1 3.18% 5/25/34 •		33,504	31,127
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 3.186% 2/25/34 •		1,766	1,617
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	742,854	$ 597,214
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	661,734	531,997
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	756,324	607,098
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	123,708	116,582
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •	3,043,011	2,827,333
RALI Series Trust
Series 2007-QA5 2A1 6.026% 9/25/37 •	1,969,467	1,427,007
Series 2007-QH8 A 2.644% 10/25/37 •	1,125,507	974,863
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	735,189	590,132
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	1,536,317	1,233,194

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 4.729% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •	480,487	454,926
RFMSI Trust Series 2004-S9 2A1 4.75% 12/25/19	28	31
Sequoia Mortgage Trust
Series 2004-5 A3 5.747% (LIBOR06M + 0.56%, Cap 11.50%, Floor 0.56%) 6/20/34 •	82,067	74,320
Series 2007-1 4A1 3.182% 9/20/46 •	227,535	156,336

NQ-OPTFI [12/22] 2/23 (2747704)    29

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.913% 1/25/45 #, •		124,778	$ 115,157
Series 2017-5 B2 144A 3.794% 8/25/47 #, •		2,835,666	2,414,901
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		586,273	472,064

Structured ARM Loan Trust Series 2006-1 7A4 2.758% 2/25/36 •		56,737	51,006
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 4.839% (LIBOR01M + 0.50%, Cap 11.00%, Floor 0.50%) 7/19/35 •		116,860	107,995
Trinity Square Series 2021-1A A 144A 3.729% (SONIA + 0.85%) 7/15/59 #, •	GBP	3,024,197	3,617,338
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 3.836% 12/25/35 ♦, •		167,754	150,266
Series 2007-HY1 3A3 3.211% 2/25/37 ♦, •		112,869	100,868
Series 2007-HY7 4A1 3.864% 7/25/37 ♦, •		225,152	205,727
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 4.046% 8/25/36 •		108,156	98,815
Series 2020-1 A1 144A 3.00% 12/25/49 #, •		138,869	114,482
Total Non-Agency Collateralized Mortgage Obligations (cost $46,819,214)			38,236,957

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 4.75%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	$ 526,657
Series 2017-BNK7 A5 3.435% 9/15/60	710,000	655,618
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	6,992,035
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,814,752
Series 2022-BNK39 A4 2.928% 2/15/55	2,784,000	2,349,154
Series 2022-BNK39 B 3.239% 2/15/55 •	1,353,000	1,006,926
Series 2022-BNK39 C 3.27% 2/15/55 •	797,000	543,152
Series 2022-BNK40 B 3.394% 3/15/64 •	1,800,000	1,363,168
Series 2022-BNK41 A4 3.79% 4/15/65 •	2,000,000	1,816,748
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	2,877,154
Series 2020-B20 A5 2.034% 10/15/53	13,250,000	10,667,036
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,036,855
Series 2020-B22 A5 1.973% 1/15/54	2,050,000	1,630,819
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,636,850
Series 2021-B29 A5 2.388% 9/15/54	6,000,000	4,850,923
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,310,778
Series 2022-B32 C 3.454% 1/15/55 •	2,200,000	1,496,859
Series 2022-B33 B 3.615% 3/15/55 •	900,000	697,574
Series 2022-B33 C 3.615% 3/15/55 •	900,000	648,822

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/17/55 •	600,000	520,615
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,150,599
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,437,840
Series 2019-CF3 A4 3.006% 1/15/53	800,000	681,460

30    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	$ 379,811
Series 2019-CD8 A4 2.912% 8/15/57	8,775,000	7,564,752

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	2,887,700
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	755,009
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,330,761
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,215,007
Series 2017-C4 A4 3.471% 10/12/50	635,000	586,029
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,099,793
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	559,163
Series 2015-CR23 A4 3.497% 5/10/48	780,000	741,108
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,213,676

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	839,961
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,192,618
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,787,979
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,122,583
Series 2019-GC42 A4 3.00% 9/1/52	5,000,000	4,295,935
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,067,792

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	7,784,753	7,402,029
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	$ 1,518,103
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	979,531
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,200,230
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	347,872
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,115,087
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	907,967
Series 2015-C27 ASB 3.557% 12/15/47	1,223,348	1,189,366
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,347,045
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	868,926
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,549,607

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	480,000	478,261
VMC Finance Series 2021-FL4 A 144A 5.439% (LIBOR01M + 1.10%, Floor 1.10%) 6/16/36 #, •	1,139,175	1,093,609
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	262,395
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	483,346
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,102,680

NQ-OPTFI [12/22] 2/23 (2747704)    31

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	$ 1,835,882
Total Non-Agency Commercial Mortgage-Backed Securities (cost $134,493,597)		114,034,007

Loan Agreements — 2.27%
Amentum Government Services Holdings Tranche 3 7.558% - 8.764% (SOFR06M + 4.00%) 2/15/29 •	3,452,650	3,370,649
Amynta Agency Borrower Tranche B 9.399% (SOFR01M + 5.00%) 2/28/25 •	610,000	588,650
Applied Systems 9.08% (SOFR03M + 4.50%) 9/18/26 •	826,291	824,226
Applied Systems 2nd Lien 11.33% (SOFR03M + 6.75%) 9/17/27 •	2,058,605	2,053,458
Bausch & Lomb 7.842% (SOFR03M + 3.35%) 5/10/27 •	1,233,800	1,173,652
Berry Global Tranche Z 6.024% (LIBOR01M + 1.75%) 7/1/26 •	608,920	605,149
BW Gas & Convenience Holdings Tranche B 7.884% (LIBOR01M + 3.50%) 3/31/28 •	379,037	365,771
Caesars Resort Collection Tranche B 7.134% (LIBOR01M + 2.75%) 12/23/24 •	1,499,688	1,498,203
Caesars Resort Collection Tranche B-1 7.884% (LIBOR01M + 3.50%) 7/21/25 •	895,127	893,868
Calpine
6.39% (LIBOR01M + 2.00%) 4/5/26 •	241,250	238,295
6.89% (LIBOR01M + 2.50%) 12/16/27 •	253,648	251,622

	Principal amount°	Value (US $)

Loan Agreements (continued)

Camelot US Acquisition l 7.384% (LIBOR01M + 3.00%) 10/30/26 •	570,131	$ 562,363
Castlelake Aviation One DAC 7.519% (LIBOR03M + 2.75%) 10/22/26 •	684,321	679,433
CenturyLink Tranche B 6.634% (LIBOR01M + 2.25%) 3/15/27 •	974,797	926,666
Charter Communications Operating Tranche B2 6.14% (LIBOR01M + 1.75%) 2/1/27 •	475,033	464,679
Connect US Finco 7.89% (LIBOR01M + 3.50%) 12/11/26 •	631,152	624,742
Core & Main Tranche B-1 6.889% - 7.416% (LIBOR01M + 2.50%) 7/27/28 •	530,206	524,771
Delta Air Lines 7.993% (LIBOR03M + 3.75%) 10/20/27 •	500,000	510,495
Entegris Tranche B 7.524% (SOFR01M + 3.00%) 7/6/29 •	1,295,000	1,292,457
Epicor Software 2nd Lien 12.134% (LIBOR01M + 7.75%) 7/31/28 •	735,000	727,650
Epicor Software Tranche C 7.634% (LIBOR01M + 3.25%) 7/30/27 •	783,960	755,541
Frontier Communications Tranche B 8.50% (LIBOR03M + 3.75%) 5/1/28 •	1,719,375	1,646,302
Hamilton Projects Acquiror 9.23% (LIBOR03M + 4.50%) 6/17/27 •	815,006	803,460
Hexion Holdings 1st Lien 8.934% (SOFR03M + 4.65%) 3/15/29 •	2,303,425	1,985,552

32    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Hilton Grand Vacations Borrower 7.384% (LIBOR01M + 3.00%) 8/2/28 •	987,500	$ 982,439
Hilton Worldwide Finance Tranche B-2 6.173% (LIBOR01M + 1.75%) 6/22/26 •	1,088,891	1,086,645
HUB International 7.327% (LIBOR03M + 3.00%) 4/25/25 •	352,908	349,673
Informatica 7.187% (LIBOR01M + 2.75%) 10/27/28 •	630,237	620,784
IRB Holding Tranche B 7.317% (SOFR01M + 3.00%) 12/15/27 •	3,542,431	3,439,479
LSF9 Atlantis Holdings Tranche B 11.83% (SOFR03M + 7.25%) 3/31/29 •	2,083,625	2,029,972
Mileage Plus Holdings 9.996% (LIBOR03M + 5.25%) 6/21/27 •	900,000	927,750
MPH Acquisition Holdings 8.985% (LIBOR03M + 4.25%) 9/1/28 •	1,777,500	1,525,502
Organon & Co. 7.75% (LIBOR03M + 3.00%) 6/2/28 •	1,861,292	1,847,332
Peraton Tranche B 1st Lien 8.134% (LIBOR01M + 3.75%) 2/1/28 •	1,017,666	996,223
PG&E Tranche B 7.437% (LIBOR01M + 3.00%) 6/23/25 •	1,425,300	1,416,214
Prestige Brands Tranche B5 6.384% (LIBOR01M + 2.00%) 7/3/28 •	8,778	8,765
RealPage 1st Lien 7.384% (LIBOR01M + 3.00%) 4/24/28 •	987,500	941,581
Russell Investments US Institutional Holdco 7.884% (LIBOR01M + 3.50%) 5/30/25 •	130	126
Ryan Specialty Group Tranche B-1 7.423% (SOFR01M + 3.00%) 9/1/27 •	581,613	578,947
		Principal amount°	Value (US $)

Loan Agreements (continued)

Sinclair Television Group Tranche B-4 8.173% (SOFR01M + 3.85%) 4/21/29 •		2,164,125	$ 2,065,387
Standard Industries 6.425% (LIBOR06M + 2.25%) 9/22/28 •		2,460,703	2,433,704
TK Elevator Midco Tranche B 6.871% (LIBOR06M + 3.50%) 7/30/27 •		9	8
UKG 1st Lien 6.998% (LIBOR03M + 3.25%) 5/4/26 •		1,632,681	1,555,129
Ultimate Software Group 1st Lien 8.134% (LIBOR01M + 3.75%) 5/4/26 •		1,128,001	1,089,024
United Airlines Tranche B 8.108% (LIBOR03M + 3.75%) 4/21/28 •		295,489	292,411
US Foods Tranche B TBD 11/22/28 X		1,322,083	1,318,117
Viasat 8.938% (SOFR01M + 4.614%) 3/2/29 •		2,776,050	2,708,037
Vistra Operations 6.089% - 6.134% (LIBOR01M + 1.75%) 12/31/25 •		508,607	504,937
Zayo Group Holdings 7.384% (LIBOR01M + 3.00%) 3/9/27 •		2,954,377	2,403,303
Total Loan Agreements (cost $55,993,380)			54,489,143

Sovereign Bonds — 6.58%
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	143,788
			143,788
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		200,000	182,920
8.25% 5/9/28		200,000	182,920
144A 8.75% 4/14/32 #		200,000	173,680
			539,520

NQ-OPTFI [12/22] 2/23 (2747704)    33

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Argentina — 0.01%
Argentine Republic Government International Bonds
0.50% 7/9/30 ~	645,050	$ 175,576
1.00% 7/9/29	31,833	8,530
1.50% 7/9/35 ~	674,580	172,791
		356,897
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #	200,000	159,945
		159,945
Azerbaijan — 0.01%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	319,000	266,764
		266,764
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	300,000	305,758
		305,758
Bermuda — 0.03%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #	400,000	398,261
5.00% 7/15/32	255,000	253,892
		652,153
Brazil — 0.03%
Brazilian Government International Bonds
3.875% 6/12/30	532,000	463,151
4.75% 1/14/50	233,000	163,989
		627,140
Chile — 0.02%
Chile Government International Bonds
2.55% 1/27/32	258,000	211,735
3.10% 5/7/41	323,000	233,153
3.50% 1/25/50	200,000	144,975
		589,863
Colombia — 0.03%
Colombia Government International Bonds
3.00% 1/30/30	272,000	208,852
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Colombia (continued)
Colombia Government International Bonds
3.25% 4/22/32	300,000	$ 219,135
4.125% 2/22/42	217,000	136,455
5.00% 6/15/45	200,000	136,811
5.20% 5/15/49	200,000	136,967
		838,220
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	200,000	164,569
		164,569
Dominican Republic — 0.04%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	885,000	737,923
144A 5.50% 2/22/29 #	200,000	184,772
		922,695
Ecuador — 0.01%
Ecuador Government International Bonds
144A 1.50% 7/31/40 #, ~	278,501	114,695
144A 2.50% 7/31/35 #, ~	328,384	152,751
144A 5.50% 7/31/30 #, ~	125,307	81,139
144A 6.61% 7/31/30 #, ^	35,470	13,951
		362,536
Egypt — 0.03%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	591,000	565,066
144A 8.70% 3/1/49 #	359,000	240,694
		805,760
El Salvador — 0.00%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	275,000	108,869
		108,869

34    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #		200,000	$ 164,300
			164,300
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	181,723
			181,723
Ghana — 0.00%
Ghana Government International Bond 144A 7.75% 4/7/29 #		230,000	86,572
			86,572
Guatemala — 0.02%
Guatemala Government Bonds
144A 4.875% 2/13/28 #		400,000	386,658
144A 5.25% 8/10/29 #		200,000	192,730
			579,388
Honduras — 0.01%
Honduras Government International Bond 6.25% 1/19/27		200,000	176,963
			176,963
Hong Kong — 0.03%
Airport Authority
144A 2.50% 1/12/32 #		430,000	352,911
144A 3.25% 1/12/52 #		425,000	301,270
			654,181
Hungary — 0.11%
National Bank of Hungary Bill 119.687% 1/3/23 ≠	HUF	950,000,000	2,546,934
			2,546,934
Indonesia — 0.02%
Indonesia Government International Bonds
144A 4.625% 4/15/43 #		200,000	182,855
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Indonesia (continued)
Indonesia Government International Bonds
4.65% 9/20/32		200,000	$ 196,167
			379,022
Israel — 0.11%
Israel Government International Bonds
2.75% 7/3/30		1,200,000	1,092,930
3.875% 7/3/50		200,000	169,028
State of Israel
3.375% 1/15/50		200,000	154,514
3.80% 5/13/60		1,600,000	1,258,493
			2,674,965
Ivory Coast — 0.02%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		590,000	526,575
			526,575
Japan — 5.40%
Japan Treasury Discount Bills
15.55% 1/23/23 ≠	JPY	12,000,000,000	91,444,437
22.345% 1/16/23 ≠	JPY	5,010,000,000	38,176,457
			129,620,894
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	192,327
			192,327
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #		207,000	216,269
			216,269
Kenya — 0.01%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		200,000	171,432
			171,432

NQ-OPTFI [12/22] 2/23 (2747704)    35

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡	582,000	$ 36,058
		36,058
Mexico — 0.01%
Mexico Government International Bonds
4.40% 2/12/52	225,000	166,256
4.875% 5/19/33	200,000	183,989
		350,245
Morocco — 0.01%
Morocco Government International Bond 144A 2.375% 12/15/27 #	300,000	262,134
		262,134
Nigeria — 0.02%
Nigeria Government International Bond 144A 7.875% 2/16/32 #	537,000	406,531
		406,531
Oman — 0.02%
Oman Government International Bonds
144A 6.75% 1/17/48 #	343,000	322,427
7.375% 10/28/32	200,000	217,615
		540,042
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #	200,000	72,000
		72,000
Panama — 0.02%
Panama Bonos del Tesoro 3.362% 6/30/31	200,000	162,500
Panama Government International Bond 144A 3.75% 4/17/26 #	363,000	342,313
		504,813
Paraguay — 0.03%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #	300,000	291,039
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Paraguay (continued)
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		403,000	$ 348,774
			639,813
Peru — 0.03%
Peruvian Government International Bonds
2.392% 1/23/26		323,000	297,955
2.844% 6/20/30		512,000	433,761
5.625% 11/18/50		35,000	34,735
			766,451
Qatar — 0.02%
Qatar Government International Bond 144A 4.40% 4/16/50 #		400,000	367,101
			367,101
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	148,589
			148,589
Romania — 0.06%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,344,996
144A 2.625% 12/2/40 #	EUR	123,000	73,975
144A 3.375% 1/28/50 #	EUR	109,000	67,576
			1,486,547
Saudi Arabia — 0.03%
Saudi Government International Bonds
144A 3.25% 11/17/51 #		400,000	289,833
144A 3.625% 3/4/28 #		541,000	517,533
			807,366
Senegal — 0.01%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	144,599

36    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Senegal (continued)
Senegal Government International Bonds
144A 6.75% 3/13/48 #		210,000	$ 149,046
			293,645
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	154,019
144A 2.125% 12/1/30 #		200,000	144,420
144A 3.125% 5/15/27 #	EUR	100,000	92,476
			390,915
South Africa — 0.15%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	2,864,236
5.65% 9/27/47		200,000	147,694
5.75% 9/30/49		542,000	400,447
5.875% 6/22/30		268,000	250,228
			3,662,605
Sri Lanka — 0.01%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		453,000	144,543
			144,543
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		200,000	190,223
			190,223
Turkey — 0.04%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #		200,000	183,894
Turkey Government International Bond 7.625% 4/26/29		500,000	473,042
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Turkey (continued)
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	$ 319,402
			976,338
Ukraine — 0.01%
Ukraine Government International Bond 144A 7.75% 9/1/28 #		804,000	173,865
			173,865
Uruguay — 0.01%
Uruguay Government International Bond 4.375% 1/23/31		232,000	231,021
			231,021
Uzbekistan — 0.02%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	165,000
144A 5.375% 2/20/29 #		448,000	416,398
			581,398
Total Sovereign Bonds (cost $150,817,233)			158,048,265

Supranational Banks — 0.01%
Banque Ouest Africaine de Developpement 144A 2.75% 1/22/33 #	EUR	200,000	162,741
Total Supranational Banks (cost $240,998)			162,741

US Treasury Obligations — 16.06%
US Treasury Bonds
1.25% 5/15/50 ∞		1,800,000	969,363
1.375% 11/15/40		100,000	65,066
1.625% 11/15/50		13,500,000	8,037,510
1.75% 8/15/41		1,800,000	1,232,684
1.875% 2/15/41		52,800,000	37,347,753
1.875% 2/15/51		2,700,000	1,716,979
1.875% 11/15/51		5,100,000	3,231,926
2.00% 2/15/50		16,000,000	10,577,187
2.00% 8/15/51		5,000	3,276
2.25% 8/15/46		10,800,000	7,653,234
2.25% 2/15/52		4,130,000	2,873,577
2.50% 2/15/45 ∞		37,100,000	27,966,299

NQ-OPTFI [12/22] 2/23 (2747704)    37

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
2.75% 8/15/42	900,000	$ 724,482
2.75% 11/15/42	1,400,000	1,123,500
2.875% 5/15/43	2,200,000	1,797,726
2.875% 8/15/45	16,700,000	13,461,766
2.875% 5/15/52	12,570,000	10,075,641
3.00% 5/15/47	900,000	737,086
3.00% 8/15/48	3,770,000	3,097,880
3.00% 8/15/52	12,925,000	10,653,028
3.125% 5/15/48	1,490,000	1,252,997
4.00% 11/15/42	580,000	568,037
4.00% 11/15/52	2,645,000	2,649,546

US Treasury Floating Rate Note 4.60% (USBMMY3M + 0.14%) 10/31/24 •	91,110,000	91,016,302
US Treasury Inflation Indexed Notes 0.625% 7/15/32	13,744,246	12,600,154
US Treasury Notes
0.50% 10/31/27	13,200,000	11,166,375
1.875% 8/31/24 ∞	2,170,000	2,076,080
2.00% 6/30/24 ∞	7,700,000	7,407,340
2.125% 3/31/24 ∞	2,010,000	1,947,698
2.125% 11/30/24 ∞	11,130,000	10,655,670
2.25% 11/15/24 ∞	11,030,000	10,596,125
2.375% 2/29/24 ∞	4,000,000	3,896,719
2.375% 8/15/24 ∞	1,820,000	1,756,584
2.375% 3/31/29	7,190,000	6,538,828
2.50% 1/31/24 ∞	2,790,000	2,725,263
2.625% 3/31/25	12,700,000	12,238,633
2.875% 11/30/23 ∞	2,500,000	2,459,288
3.875% 11/30/27	1,555,000	1,546,739
3.875% 11/30/29	13,085,000	13,000,152
4.00% 12/15/25	1,190,000	1,182,562
4.00% 10/31/29	910,000	910,498
4.125% 10/31/27	20,925,000	21,003,469
4.125% 11/15/32	13,595,000	13,876,459
4.25% 10/15/25	5,215,000	5,211,741
4.375% 10/31/24	2,520,000	2,513,011

US Treasury Strip Principal 2.26% 5/15/44 ^	4,290,000	1,764,481
Total US Treasury Obligations (cost $415,680,333)		385,906,714

	Number of shares	Value (US $)
Common Stocks — 0.02%
Communication Services — 0.00%
Century Communications =, †	1,975,000	$ 0
		0
Consumer Cyclical — 0.02%
Grupo Aeromexico =, †	50,210	463,798
		463,798
Total Common Stocks (cost $880,472)		463,798

Preferred Stock — 0.01%
General Electric 8.099% (LIBOR03M + 3.33%) ω, •	200,000	197,239
Total Preferred Stock (cost $199,875)		197,239
	Notional amount*
Options Purchased — 0.21%
Put Swaptions — 0.21%
30 yr IRS pay a fixed rate 2.06% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (BOFA)	15,500,000	3,900,609
30 yr IRS pay a fixed rate 2.102% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23 (MS)	4,800,000	1,181,154
Total Options Purchased (premium paid $1,145,185)		5,081,763

38    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 22.90%
Money Market Mutual Funds — 0.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	5,057,448	$ 5,057,448
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	5,057,448	5,057,448
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	5,057,448	5,057,448
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	5,057,448	5,057,448
		20,229,792
Principal amount°
Repurchase Agreements — 22.06%
US Treasury repurchase agreement with Nomura Securities International 4.26%, dated 12/30/22, to be repurchased 1/4/23, repurchase price $269,831,926 (collateralized by US government obligations; 1.375% - 4.25%; market value $273,574,420)	263,800,000	263,800,000
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with Nomura Securities International 4.28%, dated 12/29/22, to be repurchased 1/3/23, repurchase price $266,126,498 (collateralized by US government obligations; 0.75%; market value $271,421,515)	266,000,000	$ 266,000,000
		529,800,000
Total Short-Term Investments (cost $550,029,792)		550,029,792
Total Value of Securities Before Options Written—126.50% (cost $3,256,578,553)		3,039,067,622
	Notional amount*
Options Written — (0.40%)
Call Swaptions — (0.00%)
1 yr IRS pay a fixed rate 0.55% and receive a floating rate based on 3-month EURIBOR expiration date 3/31/23 (BNP)	(66,200,000)	(16)
1 yr IRS pay a fixed rate 0.70% and receive a floating rate based on 3-month EURIBOR expiration date 4/26/23 (GS)	(4,200,000)	(6)
1 yr IRS pay a fixed rate 0.70% and receive a floating rate based on 3-month EURIBOR expiration date 4/28/23 (BNP)	(4,300,000)	(7)
NQ-OPTFI [12/22] 2/23 (2747704)    39

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/27/23 (GS)	(1,800,000)	$ (1,228)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (DB)	(3,000,000)	(1,950)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (GS)	(2,600,000)	(1,690)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (GS)	(1,800,000)	(1,366)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/20/23 (GS)	(1,700,000)	(1,290)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(1,484)
	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	$ (1,558)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(1,613)
		(12,208)
Put Swaptions — (0.40%)
1 yr IRS pay a fixed rate 2.10% and receive a floating rate based on 3-month EURIBOR expiration date 3/31/23 (BNP)	(66,200,000)	(1,024,968)
1 yr IRS pay a fixed rate 2.25% and receive a floating rate based on 3-month EURIBOR expiration date 4/26/23 (GS)	(4,200,000)	(60,316)
1 yr IRS pay a fixed rate 2.25% and receive a floating rate based on 3-month EURIBOR expiration date 4/28/23 (BNP)	(4,300,000)	(61,611)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/27/23 (GS)	(1,800,000)	(34,219)

40    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (DB)	(3,000,000)	$ (55,747)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (GS)	(2,600,000)	(48,314)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (GS)	(1,800,000)	(32,378)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/20/23 (GS)	(1,700,000)	(29,955)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(28,156)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(27,435)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	$ (26,932)
5 yr IRS pay a fixed rate 1.96% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23 (MS)	(24,000,000)	(1,961,439)
5 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (BOFA)	(77,500,000)	(6,103,448)
		(9,494,918)
Total Options Written (premium received $1,643,091)		(9,507,126)

Liabilities Net of Receivables and Other Assets—(26.10%)★		(627,105,021)
Net Assets Applicable to 300,362,814 Shares Outstanding—100.00%		$2,402,455,475
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
ω	Perpetual security with no stated maturity date.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
∞	Fully or partially pledged as collateral for futures and swap contracts.
‡	Non-income producing security. Security is currently in default.
≠	The rate shown is the effective yield at the time of purchase.

NQ-OPTFI [12/22] 2/23 (2747704)    41

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
X	This loan will settle after December 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2022.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $466,782,785, which represents 19.43% of the Fund's net assets.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $11,530,765 cash collateral held at brokers for certain open derivatives, $896,000 cash collateral pledged for TBA transactions, and $260,000 cash collateral due to brokers for certain open derivatives.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	5,164,000	USD	(3,480,568)	1/10/23	$36,984	$—
BAML	EUR	630,000	USD	(669,353)	1/10/23	5,563	—
BAML	GBP	(243,000)	USD	296,103	1/10/23	2,240	—
BAML	JPY	(2,147,483,648)	USD	82,510,293	1/23/23	—	(9,230,746)
BAML	ZAR	20,256,749	USD	(1,141,357)	1/9/23	49,789	—
BAML	ZAR	31,484,599	USD	(1,756,610)	2/17/23	88,330	—
BCLY	HUF	5,488,000	USD	(14,614)	1/3/23	78	—
BNP	CAD	(1,476,000)	USD	1,100,304	1/10/23	10,142	—
BNP	COP	1,508,200,000	USD	(304,883)	3/15/23	1,746	—
BNP	HUF	(955,488,341)	USD	2,500,000	1/3/23	—	(58,121)
BNP	INR	24,805,188	USD	(299,012)	3/14/23	—	(721)
BNP	JPY	1,755,080,219	USD	(12,707,373)	1/10/23	685,926	—
BNP	KRW	(127,502,958)	USD	96,900	1/19/23	—	(4,386)
BNP	MXN	(23,826,000)	USD	1,182,187	3/21/23	—	(22,405)
BNP	PLN	(20,764,000)	USD	4,128,564	1/13/23	—	(605,288)
BNP	ZAR	18,444,909	USD	(1,026,780)	2/13/23	54,399	—
CITI	BRL	36,269,170	USD	(6,882,848)	2/2/23	—	(60,304)
CITI	EUR	(88,778,000)	USD	92,039,890	1/10/23	—	(3,067,564)
CITI	MXN	60,612	USD	(2,998)	5/9/23	37	—
CITI	ZAR	10,804,000	USD	(611,520)	9/12/23	11,134	—
DB	JPY	(2,147,483,648)	USD	34,980,048	1/17/23	—	(3,289,604)
DB	ZAR	8,244,054	USD	(493,641)	2/13/23	—	(10,402)
JPMCB	DKK	(25,845,000)	USD	3,613,713	1/10/23	—	(109,984)
JPMCB	EUR	(921,000)	USD	955,973	2/3/23	—	(32,384)
JPMCB	GBP	(6,529,000)	USD	7,883,937	1/10/23	—	(11,691)
42    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	MXN	(14,887,838)	USD	726,193	2/21/23	$—	$(30,281)
JPMCB	ZAR	18,410,492	USD	(1,026,780)	1/18/23	54,837	—
TD	EUR	(6,452,284)	USD	6,735,668	1/20/23	—	(161,041)
Total Foreign Currency Exchange Contracts						$1,001,205	$(16,694,922)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(173)	Euro-Bobl	$(21,435,494)	$(22,086,845)	3/8/23	$651,351	$—	$81,554
5	Euro-BTP	582,967	626,218	3/8/23	—	(43,251)	(6,120)
(127)	Euro-Bund	(18,071,455)	(19,235,698)	3/8/23	1,164,243	—	147,535
(309)	Euro-Schatz	(34,869,673)	(35,310,049)	3/8/23	440,376	—	44,336
(25)	Long 10 yr Gilt	(3,019,353)	(3,216,689)	3/29/23	197,336	—	(2,968)
712	US Treasury 2 yr Notes	146,015,625	145,909,492	3/31/23	106,133	—	(111,250)
2,241	US Treasury 5 yr Notes	241,870,430	242,072,003	3/31/23	—	(201,573)	(192,592)
(674)	US Treasury 10 yr Notes	(75,688,097)	(76,285,836)	3/22/23	597,739	—	94,778
641	US Treasury 10 yr Notes	71,982,300	72,184,132	3/22/23	—	(201,832)	(90,137)
(366)	US Treasury 10 yr Ultra Notes	(43,290,938)	(43,352,171)	3/22/23	61,233	—	22,875
505	US Treasury Long Bonds	63,298,594	64,105,695	3/22/23	—	(807,101)	(78,906)
(2)	US Treasury Long Bonds	(250,688)	(250,651)	3/22/23	—	(37)	312
29	US Treasury Ultra Bonds	3,895,063	3,886,219	3/22/23	8,844	—	(14,500)
(3)	US Treasury Ultra Bonds	(402,938)	(402,957)	3/22/23	19	—	1,500
Total Futures Contracts			$328,642,863		$3,227,274	$(1,253,794)	$(103,583)
NQ-OPTFI [12/22] 2/23 (2747704)    43

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24-Quarterly	1,800,000	1.000%	$2,304	$15,136	$—	$(12,832)	$(22,702)
Boeing 2.60% 10/20/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	(49,089)	(18,249)	—	(30,840)	(19,075)
Boeing 2.60% 10/30/25 Baa2 6/20/23-Quarterly	1,400,000	1.000%	1,760	944	816	—	(5,014)
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	(6,717)	(3,590)	—	(3,127)	(7,119)
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	(69,812)	(69,502)	—	(310)	3,980
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	17,994	40,126	—	(22,132)	(46,948)
CDX.ITRX.EUR.34[4] 6/20/27-Quarterly	EUR 100,000	1.000%	692	(421)	1,113	—	(139,079)
CDX.NA.IG.35[5] 12/20/25-Quarterly	400,000	1.000%	5,029	6,269	—	(1,240)	(649,269)
CDX.NA.IG.36[5] 6/20/26-Quarterly	1,900,000	1.000%	23,126	32,730	—	(9,604)	(384,054)
CDX.NA.IG.37[5] 12/20/26-Quarterly	300,000	1.000%	3,309	5,275	—	(1,966)	246,118
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	5,007	10,314	—	(5,307)	11,234
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	3,563	4,023	—	(460)	2,801
General Motors 5.70% 10/9/22 Baa1 12/20/26-Quarterly	600,000	5.000%	62,589	89,825	—	(27,236)	(3,542)
Stellantis 5.00% 1/11/21 Baa3 6/20/26-Quarterly	EUR 3,100,000	5.000%	389,691	528,321	—	(138,630)	78,466
Tesco 1.00% 6/25/19 Baa3 6/20/28-Quarterly	EUR 2,700,000	1.000%	(60,632)	648	—	(61,280)	(24,109)
Valeo 1.00% Baa3 6/20/26-Quarterly	EUR 400,000	1.000%	(17,369)	(5,122)	—	(12,247)	(288,888)
Valeo 1.00% Baa3 6/20/28-Quarterly	EUR 3,000,000	1.000%	(292,115)	(110,050)	—	(182,065)	3,682
44    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:Protection Sold/Moody's Ratings (continued):
			19,330	526,677	1,929	(509,276)	(1,243,518)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	$(2,595)	$10,828	$—	$(13,423)	$—
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	2,570,000	1.000%	69,366	56,380	12,986	—	—
Protection Sold/Moody's Ratings:
DB CMBX.NA.AAA[6] 10/17/57-Monthly	14,200,000	0.500%	10,906	(800,809)	811,715	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	126,502	204,412	—	(77,910)	—
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	126,502	202,779	—	(76,277)	—
JPMCB Republic of South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly	700,000	1.000%	930	(6,540)	7,470	—	—
			331,611	(332,950)	832,171	(167,610)	—
Total CDS Contracts			$350,941	$193,727	$834,100	$(676,886)	$(1,243,518)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[8] 3/24/23- (28 Days/ 28 Days)	MXN 172,990,000	(5.66)%/ 7.235%	$(110,687)	$(1,226)	$—	$(109,461)	$(115,615)
1 yr IRS[9] 11/4/23- (Semiannually/ Quarterly)	156,100,000	(1.27)%/ 4.767%	(4,949,063)	—	—	(4,949,063)	(3,941,948)
2 yr IRS[9] 3/30/23- (Semiannually/ Quarterly)	7,600,000	0.25%/ (4.767)%	84,209	(822)	85,031	—	(58,834)
NQ-OPTFI [12/22] 2/23 (2747704)    45

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
2 yr IRS[10] 8/10/24- (Annually/ Semiannually)	EUR 1,500,000	(0.55)%/ 2.693%	$(70,810)	$—	$—	$(70,810)	$(3,401)
3 yr IRS[11] 1/2/25- (At Maturity/ At Maturity)	BRL 36,000,000	11.835%/ (13.65)%	(142,314)	—	—	(142,314)	107,353
3 yr IRS[11] 1/2/25- (At Maturity/ At Maturity)	BRL 37,000,000	11.80%/ (13.65)%	(151,571)	—	—	(151,571)	105,000
3 yr IRS[11] 1/2/25- (At Maturity/ At Maturity)	BRL 37,000,000	11.734%/ (13.65)%	(161,565)	—	—	(161,565)	94,985
5 yr IRS[9] 2/18/26- (Semiannually/ Quarterly)	42,100,000	(0.64)%/ 4.767%	(4,472,713)	(228,296)	—	(4,244,417)	(175,357)
5 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 6,600,000	10.12%/ (13.65)%	(146,338)	—	—	(146,338)	22,089
5 yr IRS[10] 1/4/27- (Semiannually/ Annually)	EUR 4,100,000	(1.00)%/ 2.693%	(383,664)	—	—	(383,664)	13,866
5 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 43,000,000	11.115%/ (13.65)%	(570,463)	(226,907)	—	(343,556)	122,615
5 yr IRS[12] 3/15/28- (Annually/ Annually)	GBP 27,600,000	2.25%/ (3.43)%	2,684,628	1,609,154	1,075,474	—	3,747,450
5 yr IRS[12] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (3.428)%	667,723	(33,684)	701,407	—	(292,644)
5 yr IRS[10] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 2.693%	(198,806)	—	—	(198,806)	10,738
5 yr IRS[10] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 2.693%	(405,761)	—	—	(405,761)	26,059
5 yr IRS[10] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 2.693%	(188,011)	—	—	(188,011)	5,428
6 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 32,100,000	11.065%/ (13.65)%	(434,795)	—	—	(434,795)	209,696
6 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 67,700,000	10.995%/ (13.65)%	(960,880)	—	—	(960,880)	(209,306)
6 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 32,400,000	11.098%/ (13.65)%	(435,093)	—	—	(435,093)	210,927
46    NQ-OPTFI [12/22] 2/23 (2747704)

(Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[10] 3/15/33- (Annually/ Semiannually)	EUR 15,660,000	(1.75)%/ 2.693%	$(2,002,032)	$(1,913,935)	$—	$(88,097)	$50,421
10 yr IRS[9] 3/3/25- (Semiannually/ Quarterly)	8,600,000	(1.80)%/ 4.767%	(1,308,452)	109,101	—	(1,417,553)	(1,486,048)
10 yr IRS[13] 5/18/32- (Annually/ Annually)	9,900,000	(1.852)%/ 4.30%	(1,359,277)	—	—	(1,359,277)	52,982
10 yr IRS[13] 12/14/32- (Annually/ Annually)	9,700,000	3.35%/ (4.30)%	169,267	—	169,267	—	159,777
10yr IRS[13] 7/15/32-(Annually/ Annually)	16,200,000	1.857%/ (4.30)%	(2,214,431)	—	—	(2,214,431)	6,646
30 yr IRS[13] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (4.30)%	4,653,486	3,483,626	1,169,860	—	(4,657)
Total IRS Contracts			$(12,407,413)	$2,797,011	$3,201,039	$(18,405,463)	$(1,341,778)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
1	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
2	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
3	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(2,251,209).
[4]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America Investment Grade Index, or the CDX.NA.IG
Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[6]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[7]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[8]	Rate resets based on MXIBTIIE.
[9]	Rate resets based on LIBOR03M.
[10]	Rate resets based on EUR006M.
[11]	Rate paid based on Brazil CETIP Interbank Deposit.
[12]	Rate resets based on BP0012M.

NQ-OPTFI [12/22] 2/23 (2747704)    47

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
[13]	Rate resets based on SOFR.
Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
BTP – Buoni del Tesoro Poliennali
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
EUR003M – EURIBOR EUR 3 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GMTN – Global Medium Term Note
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
Summary of abbreviations: (continued)
MS – Morgan Stanley
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SONIA – Sterling Overnight Indexed Average
TBA – To be announced
TBD – To be determined
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
PLN – Polish Zloty
USD – US Dollar
ZAR – South African Rand

48    NQ-OPTFI [12/22] 2/23 (2747704)